Allocation Funds                                               TABLE OF CONTENTS
------------------------------------------------------------------------

         LETTER TO SHAREHOLDERS................................1

         PERFORMANCE AT A GLANCE AND INVESTMENT ADVISOR COMMENTARY

             Asset Allocation Fund.............................3

             Index Allocation Fund............................10

             U.S. Government Allocation Fund..................16

         PORTFOLIOS OF INVESTMENTS

             Asset Allocation Fund............................22

             Index Allocation Fund............................41

             U.S. Government Allocation Fund..................59

         ALLOCATION FUNDS

             Statement of Assets and Liabilities..............61

             Statements of Operations.........................62

             Statements of Changes in Net Assets..............64

             Financial Highlights.............................66

             Notes to Financial Statements....................74

             Independent Auditors' Report.....................85

         LIST OF ABBREVIATIONS................................86

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                          Allocation Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with this Annual Report for the period ended February 28, 1999. The report provides information about your investment over the period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  The Stagecoach Funds experienced another year of significant growth, with net assets increasing from $24 billion to $28 billion as of February 28, 1999. We believe our success can be partly attributed to the confidence and support of our shareholders generated by the continued positive performance of many of the Funds. Of course, we'll continue to do our best to provide prudent management to maintain that confidence.
  For investors, 1998 was a challenging year. Stocks marched steadily upward during the first and second quarters, only to surrender their gains in the third quarter. We witnessed a sell-off in the stock market last summer that served as an introduction to sharp market swings and volatility that we would see for the remainder of the year. The stock market then set new highs by the end of November, and broad stock indexes were propelled higher by a series of upbeat earnings reports at the year's end. By the end of the period, stocks of mid-sized and small companies showed signs of improvement after seeing significant declines earlier in the fiscal year. Investors should note that historically, stocks have returned 11% per year. Since 1995, however, stocks have returned over 30% per year.
  For the 11-month period ended February 28, 1999, stocks, as measured by the S&P 500 Index* returned 13.93%. The U.S. Government bond market dropped 1.39% as measured by the Lehman Brothers Long Government Bond Index,** and the U.S. Treasury market rallied in response to the Federal Reserve Board's actions to lower interest rates.
  In early 1999, which marks the beginning of the eighth consecutive year of economic expansion, the U.S. economy remains strong and the stock market is riding the crest of another outstanding year. While the latest

Allocation Funds                                          LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

signs of economic strength are positive, investors should manage their expectations. The challenges of investing in today's markets make mutual funds one of the most popular investment vehicles. Investors poured more than $409 billion into mutual funds for the 11-month period ending February 28, 1999, according to Strategic Insight, an industry research firm.
  Over the years, the Stagecoach Funds have built a reputation for innovation, leadership and commitment to investors. The Asset Allocation Fund, Index Allocation Fund and U.S. Government Allocation Fund are three of eight asset allocation funds in the Stagecoach Fund family. Diversifying your investments in the Allocation Funds may help you realize more balanced returns. Each Fund offers a unique asset allocation strategy that can provide a solid foundation for any investment portfolio. We understand that you have a variety of investment options and we appreciate your confidence in selecting us to help you meet your financial goals.
  As always, we recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments based on changing market conditions and your investment objectives. Thank you again for your continued investment with the Stagecoach Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President of
Stagecoach Funds

* The "S&P 500 Index" is a trademark of Standard & Poor's Corporation. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transporation companies listed or traded on national exchanges or over-the-counter markets.

** The Lehman Brothers Long Government Bond Index is an unmanaged index comprised of U.S. Treasury bonds with 20-year or longer maturities.

PERFORMANCE AT A GLANCE                                    Asset Allocation Fund
------------------------------------------------------------------------

ASSET ALLOCATION FUND

AVERAGE ANNUAL RETURNS (%) (as of February 28, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGES
----------------------------------------------------------

                               11-MONTH       1-YEAR       5-YEAR       10-YEAR
CLASS A                            13.69         17.84        16.54        14.34
CLASS B                            12.98         16.99        15.85        13.73
CLASS C                            12.97         16.98        15.85        13.73

INCLUDING SALES CHARGES(2)
----------------------------------------------------------

                               11-MONTH       1-YEAR       5-YEAR       10-YEAR
CLASS A                             8.56         12.54        15.47        13.82
CLASS B                             7.98         11.99        15.66        13.73
CLASS C                            11.97         15.98        15.85        13.73

GROWTH OF A $10,000 INVESTMENT*
----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            STAGECOACH ASSET      LEHMAN BROTHERS
             ALLOCATION FUND       U.S. TREASURY       IBC TAXABLE MONEY

                Class A Shares           Bond Index           Fund Average     S&P 500 Index
Feb-89                  $9,550              $10,000                $10,000           $10,000
Mar-89                  $9,628              $10,107                $10,074           $10,233
Apr-89                  $9,746              $10,364                $10,151           $10,765
May-89                  $9,856              $10,745                $10,229           $11,200
Jun-89                  $9,903              $11,359                $10,305           $11,137
Jul-89                 $10,130              $11,628                $10,379           $12,142
Aug-89                 $10,224              $11,317                $10,451           $12,380
Sep-89                 $10,264              $11,350                $10,523           $12,329
Oct-89                 $10,326              $11,808                $10,595           $12,043
Nov-89                 $10,420              $11,915                $10,665           $12,289
Dec-89                 $10,522              $11,894                $10,736           $12,584
Jan-90                 $10,428              $11,465                $10,805           $11,739
Feb-90                 $10,491              $11,432                $10,874           $11,890
Mar-90                 $10,554              $11,385                $10,943           $12,205
Apr-90                 $10,554              $11,113                $11,013           $11,901
May-90                 $10,828              $11,629                $11,084           $13,061
Jun-90                 $10,891              $11,896                $11,155           $12,973
Jul-90                 $10,953              $12,009                $11,226           $12,931
Aug-90                 $10,773              $11,503                $11,296           $11,762
Sep-90                 $10,742              $11,636                $11,366           $11,190
Oct-90                 $10,859              $11,902                $11,437           $11,142
Nov-90                 $11,173              $12,399                $11,507           $11,862
Dec-90                 $11,330              $12,644                $11,576           $12,193
Jan-91                 $11,628              $12,793                $11,642           $12,724
Feb-91                 $11,871              $12,850                $11,704           $13,634
Mar-91                 $11,973              $12,901                $11,764           $13,964
Apr-91                 $12,083              $13,065                $11,821           $13,997
May-91                 $12,224              $13,053                $11,876           $14,601
Jun-91                 $11,957              $12,957                $11,930           $13,932
Jul-91                 $12,255              $13,150                $11,985           $14,582
Aug-91                 $12,647              $13,603                $12,038           $14,927
Sep-91                 $12,898              $14,032                $12,091           $14,677
Oct-91                 $12,937              $14,063                $12,141           $14,874
Nov-91                 $12,843              $14,142                $12,190           $14,275
Dec-91                 $13,839              $14,984                $12,236           $15,908
Jan-92                 $13,431              $14,514                $12,278           $15,611
Feb-92                 $13,510              $14,599                $12,317           $15,814
Mar-92                 $13,332              $14,439                $12,356           $15,506
Apr-92                 $13,435              $14,424                $12,393           $15,961
May-92                 $13,697              $14,825                $12,429           $16,040
Jun-92                 $13,757              $15,040                $12,465           $15,801
Jul-92                 $14,344              $15,666                $12,499           $16,446
Aug-92                 $14,296              $15,774                $12,531           $16,110
Sep-92                 $14,491              $16,023                $12,561           $16,299
Oct-92                 $14,287              $15,687                $12,590           $16,355
Nov-92                 $14,475              $15,747                $12,619           $16,912
Dec-92                 $14,808              $16,178                $12,649           $17,120
Jan-93                 $15,114              $16,639                $12,679           $17,263
Feb-93                 $15,536              $17,195                $12,707           $17,498
Mar-93                 $15,644              $17,238                $12,736           $17,867
Apr-93                 $15,569              $17,371                $12,764           $17,435
May-93                 $15,769              $17,428                $12,791           $17,902
Jun-93                 $16,179              $18,165                $12,820           $17,954
Jul-93                 $16,322              $18,457                $12,848           $17,882
Aug-93                 $16,965              $19,199                $12,876           $18,560
Sep-93                 $16,896              $19,267                $12,905           $18,418
Oct-93                 $17,144              $19,405                $12,933           $18,799
Nov-93                 $16,879              $18,909                $12,962           $18,620
Dec-93                 $17,020              $18,969                $12,991           $18,845
Jan-94                 $17,536              $19,424                $13,021           $19,486
Feb-94                 $16,966              $18,628                $13,050           $18,957
Mar-94                 $16,302              $17,810                $13,082           $18,131
Apr-94                 $16,256              $17,600                $13,115           $18,363
May-94                 $16,320              $17,484                $13,152           $18,664
Jun-94                 $16,037              $17,318                $13,191           $18,207
Jul-94                 $16,554              $17,905                $13,233           $18,805
Aug-94                 $16,821              $17,772                $13,276           $19,576
Sep-94                 $16,333              $17,213                $13,323           $19,097
Oct-94                 $16,464              $17,152                $13,371           $19,526
Nov-94                 $16,287              $17,254                $13,422           $18,815
Dec-94                 $16,540              $17,519                $13,479           $19,094
Jan-95                 $16,965              $17,969                $13,537           $19,589
Feb-95                 $17,499              $18,478                $13,598           $20,352
Mar-95                 $17,811              $18,638                $13,661           $20,951
Apr-95                 $18,201              $18,970                $13,724           $21,568
May-95                 $19,142              $20,425                $13,787           $22,428
Jun-95                 $19,438              $20,663                $13,850           $22,949
Jul-95                 $19,690              $20,333                $13,912           $23,709
Aug-95                 $19,822              $20,784                $13,973           $23,769
Sep-95                 $20,337              $21,167                $14,034           $24,771
Oct-95                 $20,439              $21,759                $14,095           $24,683
Nov-95                 $21,020              $22,303                $14,156           $25,765
Dec-95                 $21,367              $22,896                $14,218           $26,261
Jan-96                 $21,748              $22,896                $14,277           $27,154
Feb-96                 $21,635              $21,790                $14,336           $27,407
Mar-96                 $21,681              $21,356                $14,393           $27,670
Apr-96                 $21,701              $21,000                $14,451           $28,077
May-96                 $21,888              $20,891                $14,509           $28,798
Jun-96                 $22,134              $21,336                $14,567           $28,908
Jul-96                 $21,642              $21,344                $14,625           $27,630
Aug-96                 $21,621              $21,077                $14,684           $28,213
Sep-96                 $22,465              $21,659                $14,742           $29,798
Oct-96                 $23,237              $22,510                $14,801           $30,621
Nov-96                 $24,474              $23,262                $14,860           $32,933
Dec-96                 $23,857              $22,692                $14,920           $32,281
Jan-97                 $24,340              $22,531                $14,980           $34,295
Feb-97                 $24,398              $22,540                $15,040           $34,566
Mar-97                 $23,574              $21,963                $15,100           $33,149
Apr-97                 $24,491              $22,492                $15,162           $35,124
May-97                 $25,316              $22,744                $15,224           $37,271
Jun-97                 $26,040              $23,183                $15,288           $38,929
Jul-97                 $27,869              $24,544                $15,352           $42,024
Aug-97                 $26,638              $23,862                $15,416           $39,671
Sep-97                 $27,730              $24,518                $15,481           $41,841
Oct-97                 $27,694              $25,344                $15,546           $40,443
Nov-97                 $28,593              $25,681                $15,611           $42,316
Dec-97                 $29,109              $26,113                $15,677           $43,043
Jan-98                 $29,543              $26,643                $15,743           $43,517
Feb-98                 $30,949              $26,451                $15,809           $46,654
Mar-98                 $32,079              $26,507                $15,875           $49,043
Apr-98                 $32,297              $26,605                $15,940           $49,543
May-98                 $32,143              $27,113                $16,007           $48,691
Jun-98                 $33,338              $27,742                $16,073           $50,668
Jul-98                 $33,002              $27,625                $16,141           $50,131
Aug-98                 $29,803              $28,871                $16,208           $42,887
Sep-98                 $31,488              $29,928                $16,275           $45,636
Oct-98                 $33,342              $29,476                $16,340           $49,342
Nov-98                 $34,988              $29,703                $16,402           $52,332
Dec-98                 $36,555              $29,641                $16,466           $55,409
Jan-99                 $37,834              $29,907                $16,529           $57,725
Feb-99                 $36,469              $28,436                $16,583           $59,520

* The returns for Class B and Class C shares of the Fund will vary from the results shown due to different expenses and load structures.

Asset Allocation Fund                                    PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

  The accompanying chart compares the performance of the Stagecoach Asset Allocation Fund Class A shares since inception of the predecessor fund with the S&P 500 Index, the Lehman Brothers U.S. Treasury Bond Index, and the IBC Taxable Money Fund Average. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10 year or longer maturities. The IBC Taxable Money Fund Average is an average of taxable money market funds. The Fund is a professionally managed mutual fund. The indexes presented here do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

INVESTMENT ADVISOR COMMENTARY                              Asset Allocation Fund
------------------------------------------------------------------------

ASSET ALLOCATION FUND

  The Asset Allocation Fund (the "Fund") seeks to earn over the long-term a high level of total return, including net realized and unrealized capital gains and net investment income, consistent with reasonable risk.
  To improve our reporting process, we have changed the Fund's fiscal year-end to February 28 from March 31. This change will not impact the performance or objective of your investment. Our discussions will focus on the 11-month period ended February 28, 1999.
  The Fund is a professionally managed portfolio, advised by Wells Fargo Bank, N.A. Barclays Global Fund Advisors serves as the Fund's investment sub-advisor. The Fund can invest in stocks, bonds and cash. The proprietary investment model used to manage the Fund's assets constantly monitors expected levels of risk and return to determine the best mix of investments among the different asset classes. This process diversifies investments across asset classes while managing investors' exposure to risk.

PORTFOLIO DATA (as of February 28, 1999)
---------------------------------------------------------

AVERAGE COUPON OF BOND PORTFOLIO         7.09%
AVERAGE MATURITY OF BOND PORTFOLIO       23.50 years
AVERAGE DURATION OF BOND PORTFOLIO       12.19 years

                        CLASS A    CLASS B    CLASS C
TOTAL NET ASSETS
($MM)                  1,363.0    403.0      10.1
NET ASSET VALUE        $25.65     $15.55     $15.59

PERFORMANCE SUMMARY
  As of February 28, 1999, the Fund's Class A share net asset value (NAV) increased from $24.99 on March 31, 1998, to $25.65 on February 28, 1999. During the 11-month period ended February 28, 1999, the Fund's Class A shares reported a cumulative total return of 13.69%, excluding sales charges. The Fund's Class A shares distributed $0.33 per share in dividend income and $2.31 per share of capital gains were paid during the period. The Fund, which maintains its greatest percent-

Asset Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

age of allocation in equity securities, remained competitive in comparison to its three benchmarks. The S&P 500 Index(3) gained 13.93%, the Lehman Brothers U.S. Treasury Bond Index(4) returned 6.24%, and the IBC Taxable Money Fund Average(5) posted a 4.48% return over the period. A portion of the Fund's performance can be attributed to low stock prices in August, which presented an excellent buying opportunity for the Asset Allocation Fund, moving to its highest allocation in stocks since its inception. Beginning in September 1998 and continuing through the close of the fiscal year on February 28, 1999, the fund invested 80 percent of its assets in stocks and 20 percent in bonds; none of its assets was invested in cash.
  The Fund's performance was influenced by a number of factors, including strong stock and bond market performance over the past year, low inflation, low interest rates and budget surpluses. Overall, the fiscal year ended February 28, 1999, was a year of tremendous growth, volatility and opportunity. After getting off to a record-breaking start, the second quarter of the fiscal year began with great swings in the U.S. stock market. Fortunately, September brought much-needed relief to the U.S. equity markets, which bounced back during fourth quarter 1998, with the S&P 500 Index rising 21.3% by the end of the year. The Federal Reserve Board reduced interest rates in the fourth quarter, strengthening the U.S. economy and promoting investment in U.S. stocks.
  During current market conditions, we believe that stocks continue to be a more attractive investment than bonds, and we have weighted the portfolio accordingly.

MODEL ALLOCATION CHANGES (during 11-month reporting period)
---------------------------------------------------------

DATE                              STOCKS      BONDS      CASH
-------------------------------  ---------  ---------  ---------
APRIL 28, 1998                      65%        35%        0%
JUNE 16, 1998                       70%        30%        0%
AUGUST 5, 1998                      75%        25%        0%
AUGUST 25, 1998                     75%        20%        5%
SEPTEMBER 1, 1998                   80%        20%        0%

INVESTMENT ADVISOR COMMENTARY                              Asset Allocation Fund
------------------------------------------------------------------------

PORTFOLIO REVIEW
  Every day the Fund's proprietary investment model analyzes extensive financial data from numerous sources to determine an appropriate asset allocation, and recommends shifts in the Fund's investments based on changing economic conditions. As opportunities arise among the three asset classes, the investment model will shift Fund assets accordingly in 5% increments.
  The composition of the Fund fluctuated five times during the 11-month reporting period ended February 28, 1999. In April, the Fund was reallocated to 65% stocks and 35% bonds from a previous mix of 70% stocks and 30% bonds when the model sought to take advantage of opportunities on the shorter end of the yield curve, and to reduce exposure to a slumping U.S. equity market.
  In June, the Fund was re-balanced to a recommended allocation of 70% stocks and 30% bonds to take advantage of falling equity prices and a steady drop in bond yields. As bond yields continued to decline, the Fund was reallocated twice in August ending the month with an allocation of 75% stocks, 20% bonds and 5% cash. Beginning in September 1998 and continuing through the close of the fiscal year on February 28, 1999, the Fund allocated 80 percent of its assets in stocks and 20 percent in bonds, with none of its assets allocated in cash.
  With the exception of several months in the summer of 1998, stocks posted outstanding returns in comparison to long-term bonds. Stocks outperformed bonds by approximately 30% in the last two quarters of the fiscal year. Bonds returned 0.60% for the same period.

Asset Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

TOP 10 HOLDINGS (as of February 28, 1999)
---------------------------------------------------------

NAME                                 % OF PORTFOLIO
MICROSOFT CORPORATION                     3.0%
GENERAL ELECTRIC COMPANY                  2.7%
U.S. TREASURY BONDS 8.00%,
11/15/21                                  1.8%
INTEL CORPORATION                         1.6%
MERCK & COMPANY INCORPORATED              1.6%
WAL MART STORES INCORPORATED              1.6%
PFIZER INCORPORATED                       1.4%
EXXON CORPORATION                         1.3%
U.S. TREASURY BONDS 8.75%,
8/15/20                                   1.3%
IBM CORPORATION                           1.3%

STRATEGIC OUTLOOK
  We are in the eighth consecutive year of economic expansion and the last year of this millennium. The U.S. economy remains strong, and the stock market is riding the crest of another outstanding year. Strong employment, manufacturing, and trade accentuate a continuation of U.S. economic growth in 1999. These factors could potentially lead to accelerated inflation in the months to come, and we believe future interest rate movements will be in an upward direction.
  The Fund will continue to apply its quantitative strategies to allocate assets among stocks, bonds, and cash, taking into consideration news and events that affect the economy and companies in general. Overall, we feel that the Fund is well positioned for the upcoming months and we expect it to produce solid, long-term performance.

INVESTMENT ADVISOR COMMENTARY                              Asset Allocation Fund
------------------------------------------------------------------------

1 Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

 The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which increases total return to shareholders. Without these waivers and reimbursements, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

  Performance shown for Class A shares of the Stagecoach Asset Allocation Fund for periods prior to January 2, 1992, reflects performance of the shares of the Asset Allocation Fund for the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Stagecoach Asset Allocation Fund. Performance shown or advertised for Class B shares of the Stagecoach Fund for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund, adjusted to reflect Class B share sales charges and expenses; for periods prior to January 2, 1992, Class B share performance reflects performance of the predecessor portfolio, adjusted to reflect Class B sales charges and expenses. Performance shown or advertised for the Class C shares of the Stagecoach Asset Allocation Fund for periods prior to April, 1998, reflects performance of the Class B shares, adjusted for Class C share sales charges and expenses.

2 For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%.

3 The S&P 500 Index is a trademark of Standard & Poor's Corporation. The S&P 500
  Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

4 The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of
  U.S. Treasury bonds with 10-year or longer maturities.

5 The IBC Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The average is not available directly for investment.

6 Represents recommended asset mix. Actual portfolio allocation may differ depending on current market activity.

Index Allocation Fund                                    PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

INDEX ALLOCATION FUND

AVERAGE ANNUAL RETURNS (%) (as of February 28, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                         11-MONTH       1-YEAR       5-YEAR       10-YEAR
CLASS A                                      12.60         18.06        20.02        15.55
CLASS B                                      11.88         17.26        19.13        14.76
CLASS C                                      11.88         17.25        19.14        14.77

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                         11-MONTH       1-YEAR       5-YEAR       10-YEAR
CLASS A                                       7.52         12.74        18.93        15.02
CLASS B                                       6.88         12.26        18.93        14.76
CLASS C                                      10.88         16.25        19.14        14.77

GROWTH OF A $10,000 INVESTMENT*
----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            STAGECOACH INDEX      LEHMAN BROTHERS     IBC TAXABLE
            ALLOCATION FUND -      U.S. TREASURY       MONEY FUND

                Class A Shares           Bond Index         Average     S&P 500 Index
Feb-89                  $9,550              $10,000         $10,000           $10,000
Mar-89                  $9,619              $10,107         $10,074           $10,233
Apr-89                  $9,732              $10,364         $10,151           $10,765
May-89                  $9,827              $10,745         $10,229           $11,200
Jun-89                  $9,846              $11,359         $10,305           $11,137
Jul-89                 $10,079              $11,628         $10,379           $12,142
Aug-89                 $10,156              $11,317         $10,451           $12,380
Sep-89                 $10,195              $11,350         $10,523           $12,329
Oct-89                 $10,204              $11,808         $10,595           $12,043
Nov-89                 $10,293              $11,915         $10,665           $12,289
Dec-89                 $10,381              $11,894         $10,736           $12,584
Jan-90                 $10,282              $11,465         $10,805           $11,739
Feb-90                 $10,332              $11,432         $10,874           $11,890
Mar-90                 $10,422              $11,385         $10,943           $12,205
Apr-90                 $10,376              $11,113         $11,013           $11,901
May-90                 $10,670              $11,629         $11,084           $13,061
Jun-90                 $10,720              $11,896         $11,155           $12,973
Jul-90                 $10,769              $12,009         $11,226           $12,931
Aug-90                 $10,595              $11,503         $11,296           $11,762
Sep-90                 $10,564              $11,636         $11,366           $11,190
Oct-90                 $10,667              $11,902         $11,437           $11,142
Nov-90                 $10,970              $12,399         $11,507           $11,862
Dec-90                 $11,116              $12,644         $11,576           $12,193
Jan-91                 $11,383              $12,793         $11,642           $12,724
Feb-91                 $11,599              $12,850         $11,704           $13,634
Mar-91                 $11,696              $12,901         $11,764           $13,964
Apr-91                 $11,801              $13,065         $11,821           $13,997
May-91                 $11,932              $13,053         $11,876           $14,601
Jun-91                 $11,670              $12,957         $11,930           $13,932
Jul-91                 $11,955              $13,150         $11,985           $14,582
Aug-91                 $12,343              $13,603         $12,038           $14,927
Sep-91                 $12,498              $14,032         $12,091           $14,677
Oct-91                 $12,585              $14,063         $12,141           $14,874
Nov-91                 $12,394              $14,142         $12,190           $14,275
Dec-91                 $13,415              $14,984         $12,236           $15,908
Jan-92                 $13,047              $14,514         $12,278           $15,611
Feb-92                 $13,127              $14,599         $12,317           $15,814
Mar-92                 $12,937              $14,439         $12,356           $15,506
Apr-92                 $13,076              $14,424         $12,393           $15,961
May-92                 $13,297              $14,825         $12,429           $16,040
Jun-92                 $13,316              $15,040         $12,465           $15,801
Jul-92                 $13,855              $15,666         $12,499           $16,446
Aug-92                 $13,773              $15,774         $12,531           $16,110
Sep-92                 $13,961              $16,023         $12,561           $16,299
Oct-92                 $13,866              $15,687         $12,590           $16,355
Nov-92                 $14,174              $15,747         $12,619           $16,912
Dec-92                 $14,413              $16,178         $12,649           $17,120
Jan-93                 $14,652              $16,639         $12,679           $17,263
Feb-93                 $15,030              $17,195         $12,707           $17,498
Mar-93                 $15,254              $17,238         $12,736           $17,867
Apr-93                 $15,000              $17,371         $12,764           $17,435
May-93                 $15,280              $17,428         $12,791           $17,902
Jun-93                 $15,475              $18,165         $12,820           $17,954
Jul-93                 $15,500              $18,457         $12,848           $17,882
Aug-93                 $16,049              $19,199         $12,876           $18,560
Sep-93                 $15,917              $19,267         $12,905           $18,418
Oct-93                 $16,212              $19,405         $12,933           $18,799
Nov-93                 $16,045              $18,909         $12,962           $18,620
Dec-93                 $16,220              $18,969         $12,991           $18,845
Jan-94                 $16,738              $19,424         $13,021           $19,486
Feb-94                 $16,275              $18,628         $13,050           $18,957
Mar-94                 $15,632              $17,810         $13,082           $18,131
Apr-94                 $15,728              $17,600         $13,115           $18,363
May-94                 $15,879              $17,484         $13,152           $18,664
Jun-94                 $15,533              $17,318         $13,191           $18,207
Jul-94                 $16,015              $17,905         $13,233           $18,805
Aug-94                 $16,484              $17,772         $13,276           $19,576
Sep-94                 $16,039              $17,213         $13,323           $19,097
Oct-94                 $16,191              $17,152         $13,371           $19,526
Nov-94                 $15,872              $17,254         $13,422           $18,815
Dec-94                 $16,109              $17,519         $13,479           $19,094
Jan-95                 $16,502              $17,969         $13,537           $19,589
Feb-95                 $17,060              $18,478         $13,598           $20,352
Mar-95                 $17,437              $18,638         $13,661           $20,951
Apr-95                 $17,863              $18,970         $13,724           $21,568
May-95                 $18,685              $20,425         $13,787           $22,428
Jun-95                 $19,113              $20,663         $13,850           $22,949
Jul-95                 $19,710              $20,333         $13,912           $23,709
Aug-95                 $19,741              $20,784         $13,973           $23,769
Sep-95                 $20,535              $21,167         $14,034           $24,771
Oct-95                 $20,443              $21,759         $14,095           $24,683
Nov-95                 $21,303              $22,303         $14,156           $25,765
Dec-95                 $21,700              $22,896         $14,218           $26,261
Jan-96                 $22,363              $22,896         $14,277           $27,154
Feb-96                 $22,536              $21,790         $14,336           $27,407
Mar-96                 $22,733              $21,356         $14,393           $27,670
Apr-96                 $22,955              $21,000         $14,451           $28,077
May-96                 $23,271              $20,891         $14,509           $28,798
Jun-96                 $23,437              $21,336         $14,567           $28,908
Jul-96                 $22,706              $21,344         $14,625           $27,630
Aug-96                 $22,849              $21,077         $14,684           $28,213
Sep-96                 $23,833              $21,659         $14,742           $29,798
Oct-96                 $24,553              $22,510         $14,801           $30,621
Nov-96                 $25,977              $23,262         $14,860           $32,933
Dec-96                 $25,399              $22,692         $14,920           $32,281
Jan-97                 $26,524              $22,531         $14,980           $34,295
Feb-97                 $26,633              $22,540         $15,040           $34,566
Mar-97                 $25,696              $21,963         $15,100           $33,149
Apr-97                 $26,792              $22,492         $15,162           $35,124
May-97                 $27,851              $22,744         $15,224           $37,271
Jun-97                 $28,831              $23,183         $15,288           $38,929
Jul-97                 $30,926              $24,544         $15,352           $42,024
Aug-97                 $29,401              $23,862         $15,416           $39,671
Sep-97                 $30,772              $24,518         $15,481           $41,841
Oct-97                 $29,997              $25,344         $15,546           $40,443
Nov-97                 $31,288              $25,681         $15,611           $42,316
Dec-97                 $31,793              $26,113         $15,677           $43,043
Jan-98                 $32,101              $26,643         $15,743           $43,517
Feb-98                 $34,335              $26,451         $15,809           $46,654
Mar-98                 $36,000              $26,507         $15,875           $49,043
Apr-98                 $36,307              $26,605         $15,940           $49,543
May-98                 $35,651              $27,113         $16,007           $48,691
Jun-98                 $37,047              $27,742         $16,073           $50,668
Jul-98                 $36,637              $27,625         $16,141           $50,131
Aug-98                 $31,341              $28,871         $16,208           $42,887
Sep-98                 $33,297              $29,928         $16,275           $45,636
Oct-98                 $35,988              $29,476         $16,340           $49,342
Nov-98                 $38,124              $29,703         $16,402           $52,332
Dec-98                 $40,239              $29,641         $16,466           $55,409
Jan-99                 $41,857              $29,907         $16,529           $57,725
Feb-99                 $40,537              $28,436         $16,583           $59,520

* The returns for Class B and Class C shares of the Fund will vary from the results shown due to different expenses and load structures.

PERFORMANCE AT A GLANCE                                    Index Allocation Fund
------------------------------------------------------------------------

  The accompanying chart compares the performance of the Stagecoach Index Allocation Fund Class A shares since inception of the predecessor fund with the S&P 500 Index, the Lehman Brothers U.S. Treasury Bond Index, and the IBC Taxable Money Fund Average. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10 year or longer maturities. The IBC Taxable Money Fund Average is an average of taxable money market funds. The Fund is a professionally managed mutual fund. The indexes presented here do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

Index Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

INDEX ALLOCATION FUND

  The Index Allocation Fund (the "Fund") seeks to earn over the long-term a high level of total return, that is, income and capital appreciation combined, consistent with the assumption of reasonable risk, by pursuing an "asset allocation" strategy whereby its investments are allocated, based on changes in market conditions, among three asset classes: common stocks in the S&P 500 Index, U.S. Treasury Bonds and money market instruments.
  To improve our reporting process, we have changed the Fund's fiscal year-end to February 28 from March 31. This change will not impact the performance or objective of your investment. Our discussions will focus on the 11-month period ended February 28, 1999.
  The Fund is a professionally managed portfolio, advised by Wells Fargo Bank, N.A. Barclays Global Fund Advisors serves as investment sub-advisor.

PORTFOLIO DATA (as of February 28, 1999)
---------------------------------------------------------

                        CLASS A    CLASS B    CLASS C
TOTAL NET ASSETS
($MM)                  92.7       12.6       67.4
NET ASSET VALUE        $19.04     $23.55     $23.56

PERFORMANCE SUMMARY
  As of February 28, 1999, the Fund's Class A share net asset value was $19.04, increasing $1.49 during the 11-month reporting period from $17.55 on March 31, 1998. The Fund's Class A shares distributed $0.03 per share in dividend income and $0.65 per share in capital gains during this period.
  During the 11-month reporting period ended February 28, 1999, the Fund's Class A shares reported a cumulative total return of 12.60%, excluding sales charges. The Fund remained competitive in comparison to its three benchmarks, based on the Fund's predominant allocation in the S&P 500 Index securities. The S&P 500 Index(3) gained 13.93%, the Lehman Brothers U.S. Treasury Bond Index(4) returned 6.24%, and the IBC Taxable Money Fund Average(5) posted a 4.48% return over the 11-month period. A portion of the Fund's performance

INVESTMENT ADVISOR COMMENTARY                              Index Allocation Fund
------------------------------------------------------------------------

can be attributed to a strong fourth quarter in U.S. markets, with the S&P 500 Index rising 21.3% by the end of the year.
  The Fund has performed as expected, remaining competitive with the S&P 500 Index. Stock returns for the first part of the reporting period were well above historical norms. Concerns about Asia's financial and economic woes impacted U.S. corporate earnings by the middle of the reporting period, but the Federal Reserve Board reduced interest rates in the fourth quarter, strengthening the U.S. economy and promoting investment in U.S. stocks.
  We believe stocks continue to be a more attractive investment than bonds in the current economic environment, and we have weighted the portfolio accordingly.

PORTFOLIO REVIEW
  Every day the Fund's proprietary investment model analyzes extensive financial data from numerous sources to determine an appropriate asset allocation and to recommend shifts in the Fund's investments based on changing economic conditions. As opportunities arise among the three asset classes, the investment model will shift Fund assets accordingly in 5% increments.
  We manage the allocation of investments in the Fund's portfolio based on the assumption that the Fund's normal allocation is 100% stocks and no bonds. This is not a target allocation, but a measure of the level of risk tolerance for the Fund.
  During the 11-month reporting period ended February 28, 1999, the Fund maintained an asset allocation of 100% stocks and no bonds. The Fund's portfolio is comprised predominately of stocks that make up the S&P 500 Index, including some of the biggest corporations in the U.S. Investors tend to favor the relatively consistent earnings that these stocks traditionally offer in comparison to small-capitalization stocks.
  Given the strong performance of U.S. markets and renewed faith in the U.S. economy and investment in U.S. stocks, stocks continue to be viewed as attractive investments for the Fund at this time. We will continue

Index Allocation Fund                              INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

to evaluate expected returns and economic conditions through our quantitative investment model to provide an optimal asset mix.

TOP 10 HOLDINGS (as of February 28, 1999)
---------------------------------------------------------

NAME                                % OF PORTFOLIO
MICROSOFT CORPORATION                    3.70%
GENERAL ELECTRIC COMPANY                 3.2%
INTEL CORPORATION                        2.0%
WAL MART STORES INCORPORATED             1.9%
MERCK & COMPANY INCORPORATED             1.9%
PFIZER INCORPORATED                      1.7%
EXXON CORPORATION                        1.6%
IBM CORPORATION                          1.6%
COCA COLA COMPANY                        1.5%
CISCO SYSTEMS INCORPORATED               1.5%

STRATEGIC OUTLOOK
  We are in the eighth consecutive year of economic expansion and the last year of this millennium. The U.S. economy remains strong, and the stock market is riding the crest of another outstanding year. Strong employment, manufacturing, and trade accentuate a continuation of U.S. economic growth in 1999. These factors could potentially lead to accelerated inflation in the months to come, and we believe future interest rate movements will be in an upward direction.
  The Fund will continue to apply its quantitative strategies to allocate assets among stocks, bonds, and cash, taking into consideration news and events that affect the economy and companies in general. Overall, we feel that the Fund is well positioned for the upcoming months and we expect it to produce solid long-term performance.

INVESTMENT ADVISOR COMMENTARY                              Index Allocation Fund
------------------------------------------------------------------------

1 Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

 The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which increases total return to shareholders. Without these waivers and reimbursements, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

  Performance shown for Class A shares of the Stagecoach Index Allocation Fund, reflects performance of the Class A shares of the Overland Express Index Allocation Fund, (the accounting survivor of a merger of the Funds on December 12, 1997). Performance shown or advertised for the Class B and Class C shares of the Stagecoach Fund reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses of the Class B and Class C shares, respectively. For periods prior to July 1, 1993, Class B and Class C share performance of the Stagecoach Fund reflects performance of the Class A shares of the Overland Fund adjusted to reflect the sales charges and expenses of the Class B and Class C shares respectively.

2 For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%.

3 The S&P 500 Index is a trademark of Standard & Poor's Corporation. The S&P 500
  Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

4 The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of
  U.S. Treasury bonds with 10-year or longer maturities.

5 The IBC Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The average is not available directly for investment.

6 Represents recommended asset mix. Actual portfolio allocation may differ depending on current market activity.

U.S. Government Allocation Fund                          PERFORMANCE AT A GLANCE
------------------------------------------------------------------------

U.S. GOVERNMENT ALLOCATION FUND

AVERAGE ANNUAL RETURNS (%) (as of February 28, 1999)(1)
----------------------------------------------------------------
EXCLUDING SALES CHARGE
----------------------------------------------------------

                                   11-MONTH       1-YEAR       5-YEAR       10-YEAR
CLASS A                                 3.78          4.04         4.84         7.98
CLASS B                                 3.12          3.27         4.18         7.38

INCLUDING SALES CHARGE(2)
----------------------------------------------------------

                                   11-MONTH       1-YEAR       5-YEAR       10-YEAR
CLASS A                                (0.88)        (0.63)        3.88         7.49
CLASS B                                (1.88)        (1.72)        3.93         7.38

GROWTH OF A $10,000 INVESTMENT*
----------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                STAGECOACH U.S.         LEHMAN BROTHERS     IBC TAXABLE      LEHMAN BROTHERS
             GOVERNMENT ALLOCATION       U.S. TREASURY       MONEY FUND       U.S. TREASURY

                 Fund Class A Shares           Bond Index         Average           Note Index
Feb-89                        $9,550              $10,000         $10,000              $10,000
Mar-89                        $9,576              $10,107         $10,074              $10,051
Apr-89                        $9,774              $10,364         $10,151              $10,254
May-89                       $10,015              $10,745         $10,229              $10,449
Jun-89                       $10,342              $11,359         $10,305              $10,717
Jul-89                       $10,523              $11,628         $10,379              $10,939
Aug-89                       $10,368              $11,317         $10,451              $10,788
Sep-89                       $10,403              $11,350         $10,523              $10,838
Oct-89                       $10,652              $11,808         $10,595              $11,068
Nov-89                       $10,730              $11,915         $10,665              $11,175
Dec-89                       $10,756              $11,894         $10,736              $11,207
Jan-90                       $10,592              $11,465         $10,805              $11,135
Feb-90                       $10,626              $11,432         $10,874              $11,174
Mar-90                       $10,609              $11,385         $10,943              $11,186
Apr-90                       $10,506              $11,113         $11,013              $11,147
May-90                       $10,678              $11,629         $11,084              $11,385
Jun-90                       $10,756              $11,896         $11,155              $11,534
Jul-90                       $10,833              $12,009         $11,226              $11,695
Aug-90                       $10,833              $11,503         $11,296              $11,651
Sep-90                       $10,945              $11,636         $11,366              $11,755
Oct-90                       $11,057              $11,902         $11,437              $11,921
Nov-90                       $11,203              $12,399         $11,507              $12,099
Dec-90                       $11,315              $12,644         $11,576              $12,267
Jan-91                       $11,427              $12,793         $11,642              $12,393
Feb-91                       $11,470              $12,850         $11,704              $12,464
Mar-91                       $11,505              $12,901         $11,764              $12,531
Apr-91                       $11,617              $13,065         $11,821              $12,660
May-91                       $11,668              $13,053         $11,876              $12,730
Jun-91                       $11,643              $12,957         $11,930              $12,740
Jul-91                       $11,780              $13,150         $11,985              $12,879
Aug-91                       $12,082              $13,603         $12,038              $13,122
Sep-91                       $12,357              $14,032         $12,091              $13,347
Oct-91                       $12,469              $14,063         $12,141              $13,499
Nov-91                       $12,530              $14,142         $12,190              $13,657
Dec-91                       $13,270              $14,984         $12,236              $13,997
Jan-92                       $12,830              $14,514         $12,278              $13,857
Feb-92                       $12,857              $14,599         $12,317              $13,900
Mar-92                       $12,719              $14,439         $12,356              $13,843
Apr-92                       $12,706              $14,424         $12,393              $13,967
May-92                       $13,024              $14,825         $12,429              $14,175
Jun-92                       $13,167              $15,040         $12,465              $14,381
Jul-92                       $13,726              $15,666         $12,499              $14,661
Aug-92                       $13,774              $15,774         $12,531              $14,814
Sep-92                       $13,964              $16,023         $12,561              $15,023
Oct-92                       $13,670              $15,687         $12,590              $14,838
Nov-92                       $13,736              $15,747         $12,619              $14,774
Dec-92                       $14,098              $16,178         $12,649              $14,968
Jan-93                       $14,459              $16,639         $12,679              $15,249
Feb-93                       $14,963              $17,195         $12,707              $15,476
Mar-93                       $14,948              $17,238         $12,736              $15,532
Apr-93                       $15,052              $17,371         $12,764              $15,655
May-93                       $15,103              $17,428         $12,791              $15,609
Jun-93                       $15,741              $18,165         $12,820              $15,839
Jul-93                       $16,023              $18,457         $12,848              $15,869
Aug-93                       $16,688              $19,199         $12,876              $16,108
Sep-93                       $16,728              $19,267         $12,905              $16,174
Oct-93                       $16,902              $19,405         $12,933              $16,213
Nov-93                       $16,485              $18,909         $12,962              $16,132
Dec-93                       $16,559              $18,969         $12,991              $16,198
Jan-94                       $16,894              $19,424         $13,021              $16,359
Feb-94                       $16,248              $18,628         $13,050              $16,130
Mar-94                       $15,754              $17,810         $13,082              $15,896
Apr-94                       $15,532              $17,600         $13,115              $15,794
May-94                       $15,494              $17,484         $13,152              $15,805
Jun-94                       $15,440              $17,318         $13,191              $15,808
Jul-94                       $15,690              $17,905         $13,233              $16,014
Aug-94                       $15,723              $17,772         $13,276              $16,060
Sep-94                       $15,480              $17,213         $13,323              $15,929
Oct-94                       $15,449              $17,152         $13,371              $15,933
Nov-94                       $15,351              $17,254         $13,422              $15,860
Dec-94                       $15,402              $17,519         $13,479              $15,911
Jan-95                       $15,665              $17,969         $13,537              $16,169
Feb-95                       $16,060              $18,478         $13,598              $16,478
Mar-95                       $16,175              $18,638         $13,661              $16,569
Apr-95                       $16,366              $18,970         $13,724              $16,760
May-95                       $16,878              $20,425         $13,787              $17,232
Jun-95                       $16,988              $20,663         $13,850              $17,347
Jul-95                       $16,942              $20,333         $13,912              $17,354
Aug-95                       $17,086              $20,784         $13,973              $17,494
Sep-95                       $17,227              $21,167         $14,034              $17,610
Oct-95                       $17,399              $21,759         $14,095              $17,807
Nov-95                       $17,548              $22,303         $14,156              $18,024
Dec-95                       $17,699              $22,896         $14,218              $18,205
Jan-96                       $17,743              $22,896         $14,277              $18,361
Feb-96                       $17,569              $21,790         $14,336              $18,165
Mar-96                       $17,524              $21,356         $14,393              $18,076
Apr-96                       $17,427              $21,000         $14,451              $18,024
May-96                       $17,352              $20,891         $14,509              $18,015
Jun-96                       $17,540              $21,336         $14,567              $18,193
Jul-96                       $17,567              $21,344         $14,625              $18,248
Aug-96                       $17,558              $21,077         $14,684              $18,271
Sep-96                       $17,820              $21,659         $14,742              $18,505
Oct-96                       $18,216              $22,510         $14,801              $18,807
Nov-96                       $18,456              $23,262         $14,860              $19,032
Dec-96                       $18,315              $22,692         $14,920              $18,930
Jan-97                       $18,338              $22,531         $14,980              $19,000
Feb-97                       $18,358              $22,540         $15,040              $19,028
Mar-97                       $18,132              $21,963         $15,100              $18,916
Apr-97                       $18,390              $22,492         $15,162              $19,128
May-97                       $18,538              $22,744         $15,225              $19,277
Jun-97                       $18,740              $23,183         $15,288              $19,441
Jul-97                       $19,133              $24,544         $15,353              $19,804
Aug-97                       $19,024              $23,862         $15,419              $19,725
Sep-97                       $19,219              $24,518         $15,483              $19,940
Oct-97                       $19,439              $25,344         $15,549              $20,173
Nov-97                       $19,459              $25,681         $15,615              $20,220
Dec-97                       $19,590              $26,113         $15,682              $20,386
Jan-98                       $19,777              $26,643         $15,749              $20,659
Feb-98                       $19,781              $26,451         $15,811              $20,632
Mar-98                       $19,830              $26,507         $15,879              $20,694
Apr-98                       $19,892              $26,605         $15,944              $20,791
May-98                       $20,000              $27,113         $16,011              $20,935
Jun-98                       $20,079              $27,742         $16,076              $21,075
Jul-98                       $20,072              $27,625         $16,144              $21,157
Aug-98                       $20,404              $28,871         $16,212              $21,576
Sep-98                       $20,594              $29,928         $16,278              $22,096
Oct-98                       $20,603              $29,476         $16,343              $22,140
Nov-98                       $20,657              $29,703         $16,405              $22,058
Dec-98                       $20,693              $29,641         $16,469              $22,142
Jan-99                       $20,771              $29,907         $16,532              $22,239
Feb-99                       $20,579              $28,436         $16,586              $21,915

* The returns for Class B shares of the Fund will vary from the results shown due to different expenses and load structures.

PERFORMANCE AT A GLANCE                          U.S. Government Allocation Fund
------------------------------------------------------------------------

  The accompanying chart compares the performance of the Stagecoach U.S. Government Allocation Fund Class A shares since inception of the predecessor fund with the Lehman Brothers U.S. Treasury Bond Index, the Lehman Brothers U.S. Treasury Note Index, and the IBC Taxable Money Fund Average. The chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10 year or longer maturities. The Lehman Brothers U.S. Treasury Note Index is an unmanaged index of U.S. Treasury notes with 2 to 10 year maturities. The IBC Taxable Money Fund Average is an average of taxable money market funds. The Fund is a professionally managed mutual fund. The indexes presented here do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performances would have been lower.

U.S. Government Allocation Fund                    INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

U.S. GOVERNMENT ALLOCATION FUND

  The U.S. Government Allocation Fund (the "Fund") seeks over the long-term a high level of total return, including net realized and unrealized capital gains and net investment income, consistent with reasonable risk.
  To improve our reporting process, we have changed the Fund's fiscal year-end to February 28 from March 31. The change will not impact the performance or objective of your investment. Our discussions will focus on the 11-month period ended February 28, 1999.
  The Fund is a professionally managed portfolio, advised by Wells Fargo Bank, N.A. Barclays Global Fund Advisors serves as investment sub-advisor.

PORTFOLIO DATA (as of February 28, 1999)
---------------------------------------------------------

AVERAGE COUPON                           1.21%
AVERAGE MATURITY                         4.63 years
AVERAGE DURATION                         2.44 years

                               CLASS A    CLASS B
TOTAL NET ASSETS ($MM)        74.7       18.7
NET ASSET VALUE               $14.86     $10.81

PERFORMANCE SUMMARY
  As of February 28, 1999, the Fund's Class A share net asset value was $14.86, slightly decreasing during the 11-month period from $14.87 on March 31, 1998. The Fund's Class A shares distributed $0.57 per share of dividend income and no capital gains were paid out during this period.
  The distribution rate for Class A shares of the Fund for the period ended February 28, 1999, was 3.45% based on an annualization of February's monthly dividend of $0.04 per share and the maximum offering price of $15.56 on February 28, 1999.
  During the 11-month reporting period ended February 28, 1999, the Fund's Class A shares reported a cumulative total return of 3.78%, excluding sales charges. Performances of the Fund's three benchmarks according to the portfolio allocation are: the Lehman Brothers U.S.

INVESTMENT ADVISOR COMMENTARY                    U.S. Government Allocation Fund
------------------------------------------------------------------------

Treasury Bond Index(3) returned 6.24%; the Lehman Brothers Intermediate Treasury Bond Index(4) returned 5.38%; and the IBC Taxable Money Fund Average(5) posted a 4.48% return over the 11-month period.
  During August and September--two of the market's most active months of 1998--the U.S. Government Allocation Fund's shorter-term investments led to good performance. Nonetheless, longer-term securities posted stronger performance during the same time period. The Fund did not perform as well as its benchmark for the fiscal year that ended February 28, 1999.

MODEL ALLOCATION CHANGES (during 11-month reporting period)
---------------------------------------------------------

DATE                                      BONDS  NOTES  CASH
APRIL 1998                                  0%    40%    60%
AUGUST 1998                                10%    10%    80%
NOVEMBER 1998                              20%     0%    80%

PORTFOLIO ALLOCATION(6)
(as of February 28, 1999)
----------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash             80%
Bonds            20%

MONTHLY DIVIDEND HISTORY

U.S. Government Allocation Fund                    INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

---------------------------------------------

                                          CLASS  CLASS
DATE                                      A      B
APRIL-98                                  $0.057 $0.035
MAY-98                                    $0.061 $0.038
JUNE-98                                   $0.059 $0.037
JULY-98                                   $0.064 $0.040
AUGUST-98                                 $0.055 $0.035
SEPTEMBER-98                              $0.050 $0.030
OCTOBER-98                                $0.047 $0.027
NOVEMBER-98                               $0.040 $0.023
DECEMBER-98                               $0.046 $0.027
JANUARY-99                                $0.047 $0.027
FEBRUARY-99                               $0.041 $0.024

PORTFOLIO REVIEW
  The Fund's investment policy is to invest in a combination of long-term Treasury bonds, intermediate-term Treasury notes, and money market securities that offer the optimum balance of risk and return. The Fund selects the most attractive mix by comparing the expected return, risk and correlation of long-term, intermediate-term, and short-term Treasury securities.
  During the 11-month reporting period ended February 28, 1999, the Fund experienced three asset allocation changes. In April, the Fund was reallocated to 0% bonds, 40% notes and 60% cash. The Fund maintained this asset allocation until August, when it was reallocated to 10% bonds, 10% notes and 80% cash to take advantage of opportunities on the shorter end of the yield curve. Another allocation change to 20% bonds and 80% cash occurred in November 1998.

STRATEGIC OUTLOOK
  We are in the eighth consecutive year of economic expansion and the last year of this millennium. The U.S. economy remains strong, and the stock market is riding the crest of another outstanding year. Strong employment, manufacturing, and trade accentuate a continuation of U.S. economic growth in 1999. These factors could potentially

INVESTMENT ADVISOR COMMENTARY                    U.S. Government Allocation Fund
------------------------------------------------------------------------

lead to accelerated inflation in the months to come, and we believe future interest rate movements will be in an upward direction.
  As a result, the Fund will continue to apply its process-driven strategy that applies asset allocation technology to manage its fixed-income securities portfolio. The Fund will take advantage of yield spread opportunities between long-term U.S. government bonds, intermediate-term government notes and money market instruments to benefit from a stable interest rate environment. Overall, we feel that the Fund is well-positioned for the upcoming months and we expect it to produce solid long-term performance.

INVESTMENT ADVISOR COMMENTARY                   U.S. Government Allocation Fund
------------------------------------------------------------------------

1 Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Figures quoted represent past performance, which is no guarantee of future results.

  The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which increases total return to shareholders. Without these waivers and reimbursements, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

  Performance shown for the Class A shares of the Stagecoach U.S. Government Allocation Fund for periods prior to January 2, 1992, reflects performance of the shares of the Fixed Income Strategy Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Stagecoach Fund. Performance shown or advertised for Class B shares of the Stagecoach Fund for periods between January 2, 1992, and January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect sales charges and expenses of the Class B shares; for periods prior to January 2, 1992, performance shown or advertised for Class B shares of the Stagecoach Fund reflects performance of the predecessor portfolio with expenses adjusted to reflect Class B share sales charges and expenses.

2 For Class A shares, the maximum front-end sales charge is 4.50%. The maximum contingent deferred sales charge for Class B shares is 5.00%.

3 The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of
  U.S. Treasury bonds with 10-year or longer maturities.

4 The Lehman Brothers Intermediate Treasury Bond Index is an unmanaged index of public obligations of the U.S. Treasury with a remaining maturity from 1 up to (but not including) 10 years. The Index presented here does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.

5 The IBC Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The average is not available directly for investment.

6 Represents recommended asset mix. Actual portfolio allocation may differ depending on current market activity.

Asset Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 81.47%
             AEROSPACE - 0.91%
    143,431  Boeing Company                                                  $  6,083,509  $    5,100,765
     18,228  General Dynamics Corporation                                         680,438       1,101,655
     56,433  Lockheed Martin Corporation                                        2,490,566       2,126,819
     48,451  Raytheon Company Class B                                           2,460,996       2,589,100
     27,586  Rockwell International Corporation                                 1,079,404       1,225,853
     32,433  United Technologies Corporation                                    2,251,896       4,017,638
                                                                             ------------  --------------
                                                                             $ 15,046,809  $   16,161,830

             AUTOMOBILE & RELATED - 1.08%
    173,554  Ford Motor Company                                              $  5,421,921  $   10,293,922
     93,890  General Motors Corporation                                         5,324,287       7,751,793
     22,416  Goodyear Tire & Rubber Company                                     1,226,693       1,036,740
      8,025  Pep Boys-Manny Moe & Jack                                            205,743         146,455
                                                                             ------------  --------------
                                                                             $ 12,178,644  $   19,228,910

             BEVERAGE, BREWING AND DISTRIBUTION - 2.28%
      5,332  Adolph Coors Company Class B                                    $    158,256  $      317,587
     68,621  Anheuser-Busch Incorporated                                        2,791,052       5,262,373
    353,440  Coca-Cola Company                                                 20,464,426      22,598,070
     56,369  Coca-Cola Enterprises Incorporated                                 1,646,245       1,747,439
    210,495  Pepsico Incorporated                                               6,912,553       7,919,874
     56,679  Seagram Company Limited                                            2,022,106       2,628,489
                                                                             ------------  --------------
                                                                             $ 33,994,638  $   40,473,832

             CAPITAL GOODS - 5.47%
    158,248  Ameritech Corporation                                           $  5,489,683  $   10,345,463
     31,507  AMP Incorporated                                                   1,289,923       1,675,779
     12,607  Andrew Corporation+                                                  276,126         190,680
     53,101  Applied Materials Incorporated+                                    1,490,320       2,953,743
     12,665  Black & Decker Corporation                                           517,352         617,419
      3,424  Briggs & Stratton Corporation                                        154,432         167,134
     25,143  Browning-Ferris Industries Incorporated                              849,896         792,005
     10,636  Case Corporation                                                     553,153         207,402

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Asset Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     51,572  Caterpillar Incorporated                                        $  2,334,036  $    2,349,749
     14,915  Cooper Industries Incorporated                                       738,168         652,530
     34,401  Deere & Company                                                    1,584,208       1,124,483
     32,184  Dover Corporation                                                    913,943       1,094,255
      6,564  EG & G Incorporated                                                  136,449         173,945
     63,262  Emerson Electric Company                                           3,233,719       3,633,610
     10,984  Fluor Corporation                                                    541,974         386,500
      6,027  Foster Wheeler Corporation                                           205,778          75,338
     24,233  Freeport McMoran Copper & Gold Incorporated Class B                  577,446         228,699
    469,742  General Electric Company                                          29,089,159      47,120,994
     43,240  Guidant Corporation                                                1,058,265       2,464,680
      6,891  Harnischfeger Industries Incorporated                                232,776          52,975
     11,591  Harris Corporation                                                   436,855         360,770
     35,972  Illinois Tool Works Incorporated                                   1,652,604       2,473,075
     23,748  Ingersoll-Rand Company                                               867,493       1,128,030
     19,038  Interpublic Group Companies Incorporated                             789,078       1,424,280
      9,732  Navistar International Corporation+                                  190,764         418,475
     16,180  New Century Energies Incorporated                                    781,962         656,300
     24,306  Omnicom Group                                                      1,007,070       1,610,273
     15,739  Parker Hannifin Corporation                                          541,715         584,310
     23,613  Paychex Incorporated                                               1,215,800       1,000,600
      7,182  Perkin-Elmer Corporation                                             421,904         680,495
     39,198  Pitney Bowes Incorporated                                          1,454,514       2,476,824
      8,564  Snap-On Incorporated                                                 307,475         241,933
      6,919  Tektronix Incorporated                                               236,867         134,920
      8,235  Thomas & Betts Corporation                                           379,443         343,297
      9,132  Timken Company                                                       250,179         161,522
     36,788  Unisys Corporation+                                                  585,342       1,096,742
     13,711  W W Grainger Incorporated                                            580,353         610,140
     82,485  Waste Management Incorporated                                      3,935,601       4,031,454
     16,030  Willamette Industries Incorporated                                   515,685         584,093
                                                                             ------------  --------------
                                                                             $ 67,417,510  $   96,324,916

Asset Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE - 6.10%
    131,426  America Online Incorporated+                                    $ 10,436,923  $   11,688,700
      6,746  Autodesk Incorporated                                                244,000         270,683
     30,022  BMC Software Incorporated+                                         1,806,588       1,227,149
     24,535  Compuware Corporation+                                             1,915,142       1,372,427
    238,987  Intel Corporation                                                 15,028,878      28,663,503
    357,446  Microsoft Corporation+                                            21,849,448      53,661,580
     24,028  National Semiconductor Corporation+                                  552,686         252,294
    139,448  Oracle Systems Corporation+                                        3,596,037       7,791,657
     38,209  Parametric Technology Corporation+                                   815,606         587,463
     33,576  Peoplesoft Incorporated+                                           1,094,422         633,747
     35,354  Seagate Technology Incorporated+                                   1,005,551       1,023,055
     27,265  Silicon Graphics Incorporated+                                       537,475         434,535
     14,283  Tandy Corporation                                                    482,082         794,492
                                                                             ------------  --------------
                                                                             $ 59,364,838  $  108,401,285

             COMPUTER SYSTEMS - 5.98%
     51,560  3COM Corporation+                                               $  2,085,550  $    1,620,918
      9,504  Adobe Systems Incorporated                                           397,979         382,535
     20,599  Advanced Micro Devices+                                              471,600         368,207
     19,396  Apple Computer Incorporated+                                         501,350         675,223
     23,075  Cabletron Systems Incorporated+                                      561,553         187,484
    226,394  Cisco Systems Incorporated+                                        8,299,920      22,144,163
    243,112  Compaq Computer Corporation                                        5,633,410       8,569,698
     77,304  Computer Associates International Incorporated                     2,997,199       3,246,768
     22,831  Computer Sciences Corporation+                                       958,718       1,521,115
      6,660  Data General Corporation+                                            123,800          91,990
    182,617  Dell Computer Corporation+                                         3,992,857      14,632,187
     70,770  Electronic Data Systems Corporation                                2,856,417       3,290,805
     72,002  EMC Corporation+                                                   1,875,018       7,371,205
     22,471  Gateway 2000 Incorporated+                                         1,254,489       1,633,360
    148,753  Hewlett Packard Company                                            7,878,731       9,882,777
    133,777  International Business Machines Corporation                       12,112,435      22,742,090

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Asset Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     50,784  Novell Incorporated+                                            $    597,256  $      983,940
     33,772  Solectron Corporation+                                             1,576,436       1,509,185
     54,622  Sun Microsystems Incorporated+                                     1,798,134       5,315,403
                                                                             ------------  --------------
                                                                             $ 55,972,852  $  106,169,053

             CONSUMER - BASIC - 2.25%
      9,472  Allergan Incorporated                                           $    331,755  $      771,968
     12,543  Alza Corporation+                                                    378,729         657,724
      8,112  Bausch & Lomb Incorporated                                           339,990         489,255
     16,184  Biomet Incorporated                                                  364,107         593,750
     15,577  Clorox Company                                                     1,068,396       1,842,954
     42,065  Colgate-Palmolive Company                                          2,639,817       3,570,267
     70,380  ConAgra Incorporated                                               1,955,711       2,120,198
     33,310  Corning Incorporated                                               1,251,900       1,782,085
     56,040  CVS Corporation                                                    1,660,573       2,970,120
     24,228  Humana Incorporated+                                                 598,458         423,990
     10,397  Mallinckrodt Incorporated                                            362,553         321,657
     37,218  McKesson HBOC Incorporated                                         2,682,493       2,530,824
      6,404  Millipore Corporation                                                222,427         178,512
    349,120  Philip Morris Companies Incorporated                              13,187,611      13,659,320
     34,864  Pioneer Hi Bred International Incorporated                         1,033,229         817,125
     44,966  Ralston-Purina Group                                               1,201,562       1,211,272
     46,782  RJR Nabisco Holdings Corporation                                   1,238,442       1,277,733
      3,769  Shared Medical System Corporation                                    207,152         192,219
     12,245  St. Jude Medical Incorporated+                                       416,834         307,655
     17,426  Supervalu Incorporated                                               315,694         419,313
     48,116  Sysco Corporation                                                    920,432       1,359,277
      8,478  Tupperware Corporation                                               257,161         148,365
     26,869  UST Incorporated                                                     812,044         794,315
     16,695  Wm. Wrigley Jr Company                                             1,161,560       1,552,635
                                                                             ------------  --------------
                                                                             $ 34,608,630  $   39,992,533

Asset Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             CONSUMER-DISCRETIONARY - 2.64%
      8,057  Alberto-Culver Company Class B                                  $    200,217  $      193,368
     80,472  Allied Signal Incorporated                                         2,745,507       3,329,529
     22,116  AutoZone Incorporated+                                               629,606         774,060
     37,833  Avon Products Incorporated                                         1,133,823       1,574,799
      9,900  Brown-Forman Corporation Class B                                     477,682         652,780
     13,988  Brunswick Corporation                                                361,597         298,119
     10,311  Ceridian Corporation+                                                452,109         738,525
     11,082  Cooper Tire & Rubber Company                                         257,583         218,870
      5,672  Cummins Engine Company Incorporated                                  307,077         232,552
     26,761  Dollar General Corporation                                           948,862         801,157
     22,208  Fred Meyer Incorporated+                                           1,055,113       1,426,864
     10,464  Fruit of the Loom Incorporated Class A+                              286,767         132,762
     26,016  Genuine Parts Company                                                820,992         778,854
    159,132  Gillette Company                                                   6,976,160       8,533,454
     10,257  Harcourt General Incorporated                                        489,353         469,899
     18,866  Hasbro Incorporated                                                  554,251         698,042
     36,214  Hilton Hotels Corporation                                            608,823         572,634
     15,300  International Flavors & Fragrances Incorporated                      727,312         630,169
      5,268  Jostens Incorporated                                                 121,910         123,469
     22,792  Kohls Corporation+                                                 1,283,737       1,572,648
      9,391  Liz Claiborne Incorporated                                           378,736         316,359
     36,083  Marriott International                                               965,925       1,298,988
     41,493  Mattel Incorporated                                                1,341,868       1,094,378
     12,961  Maytag Corporation                                                   404,943         726,625
     23,506  Newell Company                                                       866,837         999,005
     41,221  Nike Incorporated Class B                                          1,711,305       2,210,475
     11,303  PACCAR Incorporated                                                  455,265         473,313
      6,493  Polaroid Corporation                                                 276,053         155,020
      7,904  Reebok International Limited+                                        255,286         127,452
     21,724  Rubbermaid Incorporated                                              630,586         718,250
      5,433  Russell Corporation                                                  157,111         105,944
      2,677  Springs Industries Incorporated Class A                              121,922          89,010
     21,942  Tricon Global Restaurants Incorporated+                              605,762       1,360,404
     17,233  TRW Incorporated                                                     863,399         814,259

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Asset Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     92,453  Tyco International Limited                                      $  4,040,361  $    6,881,970
     17,275  V. F. Corporation                                                    671,064         831,359
     10,974  Whirlpool Corporation                                                615,950         477,369
     94,134  Xerox Corporation                                                  3,279,135       5,195,020
                                                                             ------------  --------------
                                                                             $ 38,079,989  $   47,627,754

             ELECTRONICS - 0.80%
     12,609  KLA-Tencor Corporation+                                         $    695,536  $      653,304
     20,566  LSI Logic Corporation+                                               560,008         533,430
     33,532  Micron Technology Incorporated+                                    1,223,934       1,932,282
     86,129  Motorola Incorporated                                              5,058,836       6,050,562
     55,969  Texas Instruments Incorporated                                     2,391,692       4,991,735
                                                                             ------------  --------------
                                                                             $  9,930,006  $   14,161,313

             ENERGY & RELATED - 4.46%
     13,034  Amerada Hess Corporation                                        $    686,152  $      591,418
     17,382  Anadarko Petroleum Corporation                                       569,254         478,005
     14,193  Apache Corporation                                                   484,531         282,973
     11,046  Ashland Incorporated                                                 497,766         491,547
     46,177  Atlantic Richfield Corporation                                     3,137,905       2,522,419
     46,309  Baker Hughes Incorporated                                          1,280,871         833,562
     25,612  Burlington Resources Incorporated                                  1,016,674         829,189
     93,620  Chevron Corporation                                                6,521,684       7,197,038
     12,034  Columbia Energy Group                                                496,052         607,717
      2,980  Eastern Enterprises                                                  105,464         114,544
     11,452  Eastman Chemical Company                                             677,866         540,390
    348,578  Exxon Corporation                                                 19,397,757      23,202,223
     63,225  Halliburton Company                                                2,306,395       1,786,106
      7,471  Helmerich & Payne Incorporated                                       181,495         121,871
      6,877  Kerr McGee Corporation                                               400,655         196,424
    111,865  Mobil Corporation                                                  7,267,147       9,305,770
     49,916  Occidental Petroleum Corporation                                   1,220,018         751,860
     15,248  Oryx Energy Company+                                                 292,878         158,198
     36,677  Phillips Petroleum Company                                         1,558,588       1,418,941
     40,989  Reliant Energy Incorporated                                          962,206       1,099,018

Asset Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     12,387  Rowan Companies Incorporated+                                   $    257,129  $      106,838
    307,531  Royal Dutch Petroleum Company ADR                                 14,052,310      13,492,923
     78,410  Schlumberger Limited                                               4,563,007       3,807,786
     14,566  Sigma Aldrich Corporation                                            443,089         384,178
     13,527  Sunoco Incorporated                                                  478,699         411,728
     76,782  Texaco Incorporated                                                3,909,911       3,575,162
     22,461  Thermo Electron Corporation+                                         798,214         310,243
     36,566  Union Pacific Resources Group Incorporated                           846,443         326,809
     34,827  Unocal Corporation                                                 1,224,313         981,686
     42,420  USX - Marathon Group                                               1,163,825         877,564
     10,620  W.R. Grace & Company+                                                152,508         142,706
     61,522  Williams Companies Incorporated                                    1,515,341       2,276,314
                                                                             ------------  --------------
                                                                             $ 78,466,147  $   79,223,150

             ENTERTAINMENT & LEISURE - 2.01%
    101,436  CBS Corporation                                                 $  2,606,051  $    3,740,453
     14,858  Harrah's Entertainment Incorporated+                                 340,988         247,943
     10,657  King World Productions+                                              242,190         281,744
     26,189  Mirage Resorts Incorporated+                                         642,890         510,686
     76,057  Tele-Communication Incorporated
               Class A+                                                         1,799,388       4,777,330
    175,390  Time Warner Incorporated                                           5,165,612      11,312,655
     49,949  Viacom Incorporated Class B+                                       2,146,998       4,414,243
    293,870  Walt Disney Company                                                8,184,471      10,340,551
                                                                             ------------  --------------
                                                                             $ 21,128,588  $   35,625,605

             FINANCE & RELATED - 13.13%
     20,531  Aetna Incorporated                                              $  1,716,671  $    1,520,577
    117,836  Allstate Corporation                                               4,180,829       4,418,850
     64,878  American Express Corporation                                       4,729,720       7,039,263
     36,240  American General Corporation                                       1,806,209       2,654,580
    176,343  American International Group Incorporated                         10,834,197      20,092,081
     24,543  AON Corporation                                                    1,250,964       1,446,503

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Asset Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
    101,190  Associates First Capital Corporation                            $  2,916,953  $    4,110,844
    167,994  Banc One Corporation                                               7,110,053       9,029,678
    248,172  Bank America Corporation                                          13,419,793      16,208,734
    108,468  Bank of New York Incorporated                                      2,349,164       3,789,601
     42,418  BankBoston Corporation                                             1,607,351       1,715,278
     13,704  Bankers Trust NY Corporation                                       1,331,298       1,192,248
     41,594  BB & T Corporation                                                 1,338,408       1,575,373
     17,060  Bear Stearns & Company Incorporated                                  896,048         730,398
      9,434  Capital One Financial Corporation                                  1,141,919       1,204,014
     57,578  Charles Schwab Corporation                                         1,209,320       4,293,160
    121,331  Chase Manhattan Corporation                                        5,988,208       9,660,981
     23,487  Chubb Corporation                                                  1,481,395       1,403,348
     29,693  CIGNA Corporation                                                  1,613,426       2,330,901
     24,138  Cincinnati Financial Corporation                                   1,061,824         846,339
    325,780  Citigroup Incorporated                                            14,093,873      19,139,575
     22,348  Comerica Incorporated                                              1,037,238       1,480,555
     45,285  Conseco Incorporated                                               1,782,483       1,355,720
     16,111  Countrywide Credit Industries Incorporated                           600,567         610,204
     24,188  Dun & Bradstreet Corporation                                         595,426         828,439
     97,392  Federal Home Loan Mortgage Corporation                             3,246,083       5,733,954
    148,729  Federal National Mortgage Association                              6,763,370      10,411,030
     38,348  Fifth Third Bancorp                                                1,677,469       2,533,365
    141,378  First Union Corporation                                            6,195,952       7,537,215
     31,606  Firstar Corporation                                                2,938,422       2,647,003
     81,639  Fleet Financial Group Incorporated                                 2,584,118       3,505,375
     36,470  Franklin Resources Incorporated                                    1,863,828       1,160,202
      8,205  Golden West Financial                                                594,670         770,757
     14,502  H&R Block Incorporated                                               585,013         658,028
     33,619  Hartford Financial Services Group                                  1,311,996       1,817,527
     69,365  Household International Incorporated                               2,197,428       2,817,953
     30,484  Huntington Bancshares Incorporated                                   941,423         967,867
     15,242  Jefferson Pilot Corporation                                          687,780       1,033,598
     25,132  JP Morgan & Company Incorporated                                   2,523,022       2,800,647
     63,904  KeyCorp                                                            1,746,949       2,060,904
     16,711  Lehman Brothers Holdings                                             939,895         885,683

Asset Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     14,527  Lincoln National Corporation                                    $    974,385  $    1,375,525
     37,005  Marsh & McLennan Companies Incorporated                            1,664,020       2,620,417
     14,300  MBIA Incorporated                                                    861,565         880,344
    109,328  MBNA Corporation                                                   1,653,794       2,651,204
     37,549  Mellon Bank Corporation                                            1,717,070       2,539,251
     21,736  Mercantile Bancorporation                                          1,183,166         991,705
     50,572  Merrill Lynch & Company Incorporated                               2,934,607       3,881,401
     15,802  MGIC Investment Corporation                                          766,649         538,256
     12,691  Moore Corporation Limited                                            212,678         133,256
     82,887  Morgan Stanley Dean Witter & Company                               4,179,447       7,501,274
     47,516  National City Corporation                                          2,934,058       3,320,181
     15,957  Northern Trust Corporation                                         1,097,411       1,426,157
     43,283  PNC Bank Corporation                                               1,889,077       2,253,421
     10,410  Progressive Corporation                                            1,166,454       1,337,685
     19,484  Provident Companies Incorporated                                     707,656         638,101
     20,347  Providian Financial Corporation                                      507,434       2,077,937
     31,120  Regions Financial Corporation                                      1,094,681       1,182,560
     15,466  Republic New York Corporation                                        725,469         700,803
     19,626  Safeco Corporation                                                   844,688         788,720
     23,931  SLM Holding Corporation                                            1,144,709       1,026,042
     33,995  St. Paul Companies Incorporated                                    1,203,168       1,100,588
     23,114  State Street Corporation                                           1,273,757       1,772,555
     25,072  Summit Bancorp                                                     1,204,351         968,406
     45,517  SunTrust Banks Incorporated                                        2,863,246       3,092,311
     38,338  Synovus Financial Corporation                                        822,895         912,924
     20,217  Torchmark Corporation                                                600,672         672,215
     17,944  Transamerica Corporation                                             832,785       1,302,062
    104,274  U.S. Bancorporation                                                3,100,383       3,369,354
     18,443  Union Planters Corporation                                           927,037         833,393
     19,902  UNUM Corporation                                                     829,277         890,615
     29,152  Wachovia Corporation                                               2,043,793       2,479,742
     85,217  Washington Mutual Incorporated                                     3,118,875       3,408,680
    232,005  Wells Fargo & Company**                                            6,386,339       8,526,184
                                                                             ------------  --------------
                                                                             $176,356,351  $  233,211,621

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Asset Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             FOOD & RELATED - 2.17%
     35,319  Albertson's Incorporated                                        $  1,410,540  $    2,013,183
     39,546  American Stores Company                                              841,349       1,334,678
     85,449  Archer-Daniels-Midland Company                                     1,586,811       1,292,416
     41,115  Bestfoods                                                          1,794,395       1,929,835
     64,352  Campbell Soup Company                                              2,840,979       2,586,145
     20,262  Darden Restaurants Incorporated                                      245,144         445,764
     21,964  General Mills Incorporated                                         1,402,461       1,772,220
      5,596  Great Atlantic & Pacific Tea Company                                 150,671         176,624
     52,036  H J Heinz Company                                                  2,290,864       2,832,710
     20,577  Hershey Foods Corporation                                          1,066,917       1,280,918
     58,286  Kellogg Company                                                    2,303,165       2,156,582
     36,852  Kroger Company+                                                    1,114,609       2,383,864
     97,073  McDonald's Corporation                                             4,809,909       8,251,205
     19,594  Quaker Oats Company                                                  886,873       1,070,322
     69,814  Safeway Incorporated+                                              3,837,888       4,031,759
    131,224  Sara Lee Corporation                                               2,972,596       3,567,653
     18,083  Wendy's International Incorporated                                   394,399         432,862
     21,378  Winn-Dixie Stores Incorporated                                       799,926         936,624
                                                                             ------------  --------------
                                                                             $ 30,749,496  $   38,495,364

             GENERAL BUSINESS & RELATED - 1.86%
     28,419  Allegheny Teledyne Incorporated                                 $    664,506  $      586,142
     10,251  American Greetings Corporation Class A                               364,250         242,821
     86,794  Automatic Data Processing                                          2,200,585       3,450,062
    122,645  Cendant Corporation+                                               3,102,038       2,031,308
     36,088  Clear Channel Communications Incorporated+                         1,450,024       2,165,280
     53,023  Comcast Corporation Class A                                        1,424,209       3,761,319
     11,648  Deluxe Corporation                                                   376,391         394,576
     13,538  Dow Jones & Company Incorporated                                     613,965         636,286
     21,256  Equifax Incorporated                                                 703,891         802,414
     21,187  FDX Corporation+                                                   1,141,143       2,023,359
     63,643  First Data Corporation                                             2,072,432       2,434,345
     40,482  Gannett Company Incorporated                                       1,966,019       2,570,607

Asset Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     11,328  Knight-Ridder Incorporated                                      $    517,526  $      568,524
     16,331  Loews Corporation                                                  1,451,676       1,276,880
     14,138  McGraw-Hill Incorporated                                             860,755       1,547,227
      7,612  Meredith Corporation                                                 218,706         256,905
     17,564  Morton International Incorporated                                    518,449         634,500
      6,049  National Service Industries Incorporated                             252,618         194,324
     26,355  New York Times Company Class A                                       662,024         817,005
     19,560  RR Donnelley & Sons Company                                          733,452         669,930
     37,158  Service Corporation International                                  1,142,308         571,304
     63,085  Staples Incorporated+                                              1,152,807       1,855,093
     22,753  Textron Incorporated                                               1,283,113       1,774,734
     11,479  Times Mirror Company Class A                                         611,634         640,672
     17,079  Tribune Company                                                      855,964       1,132,551
                                                                             ------------  --------------
                                                                             $ 26,340,485  $   33,038,168

             HEALTHCARE - 2.10%
    189,046  American Home Products Corporation                              $  6,825,209  $   11,248,237
     36,546  Amgen Incorporated+                                                1,986,978       4,563,682
      7,790  C R Bard Incorporated                                                252,267         439,161
     36,978  Cardinal Health Incorporated                                       2,068,115       2,669,349
     92,850  Columbia HCA Healthcare Corporation                                2,899,698       1,659,694
     15,752  HCR Manor Care+                                                      485,834         352,451
     60,521  Healthsouth Corporation+                                           1,478,845         703,557
     46,002  IMS Health Incorporated                                              908,907       1,633,071
    210,784  Schering-Plough Corporation                                        5,636,082      11,790,730
     44,628  Tenet Healthcare Corporation+                                      1,256,444         878,614
     26,876  United Healthcare Corporation                                      1,403,942       1,325,323
                                                                             ------------  --------------
                                                                             $ 25,202,321  $   37,263,869

             MANUFACTURING PROCESSING - 6.35%
      4,154  Aeroquip-Vickers Incorporated                                   $    183,066  $      235,220
     25,632  AES Corporation+                                                     934,082         953,190
     33,367  Air Products & Chemicals Incorporated                              1,184,126       1,071,915
     32,872  Alcan Aluminum Limited                                               949,889         799,201
     52,810  Alcoa Incorporated                                                 1,704,389       2,138,805

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Asset Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      5,770  Asarco Incorporated                                             $    151,639  $       81,501
     16,754  Avery Dennison Corporation                                           671,073         899,480
     10,715  B. F. Goodrich Company                                               420,331         365,649
      4,437  Ball Corporation                                                     147,714         185,799
     53,761  Barrick Gold Corporation                                           1,152,194         950,898
     33,844  Battle Mountain Gold Company                                         219,062         114,224
      7,621  Bemis Company Incorporated                                           283,555         259,590
     16,756  Bethlehem Steel Corporation+                                         205,523         147,662
     56,553  Boston Scientific Corporation+                                     1,560,630       1,498,655
     85,400  Carnival Corporation Class A                                       3,687,458       3,800,300
     17,673  Crown Cork & Seal Company                                            844,388         490,426
     13,416  Cyprus Amax Minerals                                                 283,109         150,930
     17,668  Danaher Corporation                                                  778,936         852,481
     31,813  Dow Chemical Company                                               2,718,447       3,129,604
    161,520  DuPont (E. I.) de Nemours and Company                              8,615,186       8,287,995
     46,564  Eastman Kodak Company                                              3,156,246       3,081,955
     10,291  Eaton Corporation                                                    794,371         713,938
     18,659  Ecolab Incorporated                                                  412,395         744,028
     20,856  Engelhard Corporation                                                414,382         371,498
      4,818  FMC Corporation+                                                     336,669         246,621
     31,551  Fort James Corporation                                             1,207,144         942,586
     24,741  Fortune Brands Incorporated                                          821,224         745,323
      8,582  Great Lakes Chemical Corporation                                     406,100         334,162
     13,760  Hercules Incorporated                                                649,146         380,980
     23,607  Homestake Mining Company                                             330,168         216,889
     18,099  Honeywell Incorporated                                             1,164,775       1,265,799
     19,700  IKON Office Solutions                                                534,080         278,263
     24,302  Inco Limited                                                         578,901         306,813
     44,224  International Paper Company                                        1,977,423       1,857,408
     14,981  ITT Industries Incorporated                                          438,903         585,195
    192,822  Johnson & Johnson                                                 11,164,669      16,462,178
     12,207  Johnson Controls Incorporated                                        509,357         750,731
     77,830  Kimberly-Clark Corporation                                         3,470,176       3,677,468
      8,439  McDermott International Incorporated                                 239,818         168,253
     14,875  Mead Corporation                                                     440,833         452,758
      5,780  Milacron Incorporated                                                139,710         102,956

Asset Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     57,626  Minnesota Mining & Manufacturing Company                        $  4,591,350  $    4,267,926
     87,521  Monsanto Company                                                   3,290,677       3,987,676
      1,202  Nacco Industries Incorporated Class A                                100,860         105,776
      9,535  Nalco Chemical Company                                               343,126         268,172
     23,467  Newmont Mining Corporation                                           792,022         404,806
      9,910  Northrop Grumman Corporation+                                        889,426         617,517
     12,647  Nucor Corporation                                                    647,915         563,582
     21,523  Owens-Illinois Incorporated+                                         793,203         515,207
     17,929  Pall Corporation                                                     404,173         379,871
      8,389  Phelps Dodge Corporation                                             554,839         406,867
     36,306  Placer Dome Incorporated                                             620,814         397,097
     25,556  PPG Industries Incorporated                                        1,379,525       1,330,509
     22,824  Praxair Incorporated                                                 971,045         797,414
    190,264  Procter & Gamble Company                                          12,591,166      17,028,628
     11,476  Raychem Corporation                                                  423,056         261,796
      9,320  Reynolds Metals Company                                              562,798         398,430
     24,093  Rohm & Haas Company                                                  681,501         752,906
     12,060  Sealed Air Corporation+                                              669,888         612,045
     34,658  Sempra Energy                                                        864,167         727,818
     24,883  Sherwin Williams Company                                             654,089         598,747
      8,038  Temple-Inland Incorporated                                           424,691         481,778
     24,605  Tenneco Incorporated                                               1,040,351         736,612
     91,850  Unilever NV                                                        4,864,651       6,653,384
      9,981  Union Camp Corporation                                               511,212         667,479
     18,621  Union Carbide Corporation                                            802,322         819,324
     12,827  USX-US Steel Group                                                   415,820         324,683
    117,842  Warner Lambert Company                                             4,732,507       8,138,463
     14,672  Westvaco Corporation                                                 431,782         328,286
     13,684  Worthington Industries Incorporated                                  252,981         173,616
                                                                             ------------  --------------
                                                                             $101,183,244  $  112,845,742

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Asset Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             MEDICAL EQUIPMENT & SUPPLIES - 0.80%
    217,688  Abbott Laboratories                                             $  6,606,690  $   10,108,887
     41,105  Baxter International Incorporated                                  1,969,777       2,892,764
     35,618  Becton Dickinson & Company                                           911,851       1,193,203
                                                                             ------------  --------------
                                                                             $  9,488,318  $   14,194,854

             PHARMACEUTICALS - 5.03%
    142,469  Bristol-Myers Squibb Company                                    $ 11,099,168  $   17,942,190
    157,703  Lilly (Eli) & Company                                              8,182,280      14,932,503
    341,542  Merck & Company Incorporated                                      15,696,546      27,921,059
    186,075  Pfizer Incorporated                                               12,063,001      24,550,270
     72,953  Pharmacia and Upjohn Incorporated                                  2,773,467       3,971,379
                                                                             ------------  --------------
                                                                             $ 49,814,462  $   89,317,401

             RETAIL & RELATED - 3.67%
     14,463  Circuit City Stores Incorporated                                $    497,054  $      784,618
     15,900  Consolidated Stores Corporation+                                     654,380         400,480
     31,125  Costco Companies Incorporated+                                     1,092,015       2,499,727
     63,178  Dayton-Hudson Corporation                                          1,789,049       3,952,574
     15,462  Dillards Incorporated Class A                                        512,109         384,617
     29,553  Federated Department Stores Incorporated+                          1,160,313       1,124,860
     83,180  Gap Incorporated                                                   1,793,949       5,380,706
     36,574  J C Penney Company Incorporated                                    2,006,365       1,321,235
     71,097  K-Mart Corporation+                                                  940,091       1,244,198
     32,904  Limited Incorporated                                                 732,491       1,168,092
      5,672  Longs Drug Stores Corporation                                        141,434         205,255
     33,560  May Department Stores Company+                                     1,664,800       1,988,430
     81,787  Medtronic Incorporated                                             3,937,773       5,776,207
     21,469  Nordstrom Incorporated                                               561,061         864,127
     37,217  Rite Aid Corporation                                               1,026,918       1,539,853
     55,078  Sears Roebuck & Company                                            2,520,380       2,237,544
     46,102  TJX Companies Incorporated                                           655,163       1,316,788
     37,805  Toys "R" Us Incorporated+                                          1,133,245         533,995

Asset Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
    322,992  Wal-Mart Stores Incorporated                                    $ 12,122,647  $   27,898,434
    143,222  Walgreen Company                                                   1,959,035       4,583,104
                                                                             ------------  --------------
                                                                             $ 36,900,272  $   65,204,844

             SHELTER & RELATED - 1.55%
      5,815  Armstrong World Industries Incorporated                         $    375,125  $      286,025
      8,248  Boise Cascade Corporation                                            284,345         256,204
      8,611  Centex Corporation                                                   219,252         316,992
     13,808  Champion International Corporation                                   655,432         510,896
     30,692  Coastal Corporation                                                  776,092         982,144
      9,982  Crane Company                                                        247,728         273,881
     47,522  Enron Corporation                                                  1,950,365       3,088,930
     35,569  Entergy Corporation                                                  966,941       1,004,824
      5,065  Fleetwood Enterprises Incorporated                                   159,554         164,296
     12,678  Georgia-Pacific Corporation                                          726,656         928,664
    211,419  Home Depot Incorporated                                            5,934,390      12,619,072
      5,809  Kaufman & Broad Home Corporation                                     114,391         130,703
     15,872  Louisiana-Pacific Corporation                                        378,700         291,648
     50,662  Lowe's Company Incorporated                                        1,185,434       3,004,890
     48,851  Masco Corporation                                                  1,018,576       1,282,339
      7,902  Owens Corning Fiberglass Corporation                                 303,268         251,382
      4,245  Potlatch Corporation                                                 183,206         147,248
      6,308  Pulte Corporation                                                    120,138         151,786
     12,886  Stanley Works                                                        473,707         313,291
     28,670  Weyerhaeuser Company                                               1,338,006       1,598,353
                                                                             ------------  --------------
                                                                             $ 17,411,306  $   27,603,568

             TELECOMMUNICATIONS - 5.91%
     82,073  Airtouch Communications Incorporated+                           $  3,191,584  $    7,473,773
    258,990  American Telephone & Telegraph Corporation                        12,591,938      21,269,554
     29,982  Ascend Communication Incorporated+                                 1,434,650       2,306,740
    222,621  Bell Atlantic Corporation                                          8,461,407      12,786,794
     22,159  General Instrument Corporation+                                      405,264         648,151
    188,545  Lucent Technologies Incorporated                                   8,276,501      19,149,102

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Asset Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
    262,882  MCI Worldcom Incorporated+                                      $  9,243,305  $   21,687,765
     87,126  Media One Group Incorporated+                                      2,321,830       4,748,367
     39,050  Nextel Communications Class A+                                     1,247,253       1,173,941
     10,980  Scientific-Atlanta Incorporated                                      216,044         356,164
     61,830  Sprint Corporation (FON Group)                                     2,911,609       5,305,787
     59,807  Sprint Corporation (PCS Group)+                                      896,778       1,913,824
     27,933  Tellabs Incorporated+                                              1,295,505       2,236,386
     72,153  U.S. West Incorporated                                             2,890,989       3,846,657
                                                                             ------------  --------------
                                                                             $ 55,384,657  $  104,903,005

             TRANSPORTATION - 0.73%
     26,293  AMR Corporation+                                                $  1,428,015  $    1,457,618
     67,427  Burlington Northern Santa Fe                                       1,973,962       2,233,519
     31,475  CSX Corporation                                                    1,514,450       1,235,394
     23,925  Dana Corporation                                                     962,514         903,169
     20,540  Delta Air Lines Incorporated                                       1,027,399       1,249,089
     47,791  Laidlaw Incorporated                                                 573,875         367,393
     54,561  Norfolk Southern Corporation                                       1,616,218       1,531,118
     10,444  Ryder Systems Incorporated                                           311,180         281,988
     48,478  Southwest Airlines Company                                           689,334       1,460,400
     35,609  Union Pacific Corporation                                          1,929,729       1,669,172
     12,605  US Air Group Incorporated+                                           678,199         597,162
                                                                             ------------  --------------
                                                                             $ 12,704,875  $   12,986,022

             UTILITIES - 4.19%
     39,456  Alltel Corporation                                              $  1,542,165  $    2,362,428
     19,761  Ameren Corporation                                                   782,019         737,332
     27,604  American Electric Power Incorporated                               1,198,736       1,149,017
     21,627  Baltimore Gas & Electric Company                                     603,722         554,192
    280,473  BellSouth Corporation                                              6,950,005      12,971,876
     21,772  Carolina Power & Light Company                                       787,743         868,159
     30,716  Central & South West Corporation                                     765,599         762,141
     22,948  Cinergy Corporation                                                  738,218         669,795
     33,587  Consolidated Edison Incorporated                                   1,194,463       1,570,192
     13,812  Consolidated Natural Gas Company                                     694,941         758,797

Asset Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     20,886  Detroit Energy Company                                          $    689,552  $      824,997
     28,182  Dominion Resources Incorporated                                    1,110,511       1,088,530
     52,016  Duke Energy Corporation                                            2,471,480       2,958,410
     50,784  Edison International                                               1,228,263       1,294,992
     34,197  First Energy Corporation                                             869,048       1,000,262
     26,083  FPL Group Incorporated                                             1,325,446       1,341,644
     24,795  Frontier Corporation                                                 612,947         891,070
     18,434  GPU Incorporated                                                     652,616         735,056
    138,443  GTE Corporation                                                    6,354,145       8,981,490
     27,287  Niagara Mohawk Power Corporation+                                    364,558         399,072
      6,930  NICOR Incorporated                                                   238,231         264,639
     22,119  Northern States Power Company                                        561,506         570,947
     93,595  Northern Telecom Limited                                           4,200,186       5,434,360
      4,643  Oneok Incorporated                                                   140,353         125,071
     42,912  PacifiCorp                                                           935,110         769,734
     32,302  PECO Energy Company                                                  830,529       1,144,702
      5,184  Peoples Energy Corporation                                           174,960         175,932
     55,037  PG & E Corporation                                                 1,498,796       1,733,666
     21,930  PP & L Resources Incorporated                                        509,458         559,215
     32,905  Public Services Enterprise Group                                     974,518       1,250,390
    280,498  SBC Communications Incorporated                                    9,002,936      14,831,332
     15,928  Sonat Incorporated                                                   637,084         403,178
    100,223  Southern Company                                                   2,384,286       2,511,839
     39,624  Texas Utilities Company                                            1,541,156       1,681,544
     31,326  Unicom Corporation                                                   908,884       1,114,030
                                                                             ------------  --------------
                                                                             $ 55,474,170  $   74,490,031
             TOTAL COMMON STOCKS                                             $1,023,198,608 $1,446,944,670

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Asset Allocation Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 17.77%
             U.S. TREASURY BONDS - 17.77%
$ 9,800,000  U.S. Treasury Bonds                                  5.25 %        11/15/28   $    9,236,500
  5,600,000  U.S. Treasury Bonds                                  5.50          08/15/28        5,404,000
  9,675,000  U.S. Treasury Bonds                                  6.00          02/15/26        9,934,967
 16,450,000  U.S. Treasury Bonds                                  6.13          11/15/27       17,208,181
 18,875,000  U.S. Treasury Bonds                                  6.25          08/15/23       19,898,403
  8,050,000  U.S. Treasury Bonds                                  6.38          08/15/27        8,685,226
  8,400,000  U.S. Treasury Bonds                                  6.50          11/15/26        9,195,396
  8,750,000  U.S. Treasury Bonds                                  6.63          02/15/27        9,735,775
  4,550,000  U.S. Treasury Bonds                                  6.75          08/15/26        5,133,674
  9,750,000  U.S. Treasury Bonds                                  6.88          08/15/25       11,127,188
 18,925,000  U.S. Treasury Bonds                                  7.13          02/15/23       22,032,864
 10,400,000  U.S. Treasury Bonds                                  7.25          08/15/22       12,223,224
  9,875,000  U.S. Treasury Bonds                                  7.50          11/15/24       12,067,546
  8,175,000  U.S. Treasury Bonds                                  7.63          11/15/22       10,005,464
  9,400,000  U.S. Treasury Bonds                                  7.63          02/15/25       11,658,914
  8,700,000  U.S. Treasury Bonds                                  7.88          02/15/21       10,847,769
 25,250,000  U.S. Treasury Bonds                                  8.00          11/15/21       31,972,813
 14,599,000  U.S. Treasury Bonds                                  8.13          08/15/19       18,504,232
  9,475,000  U.S. Treasury Bonds                                  8.13          05/15/21       12,116,156
  9,700,000  U.S. Treasury Bonds                                  8.13          08/15/21       12,419,007
  7,950,000  U.S. Treasury Bonds                                  8.50          02/15/20       10,464,187
  5,650,000  U.S. Treasury Bonds                                  8.75          05/15/20        7,616,878
 17,050,000  U.S. Treasury Bonds                                  8.75          08/15/20       23,022,785
 11,165,000  U.S. Treasury Bonds                                  8.88          02/15/19       15,098,876
                                                                                           --------------
             TOTAL U.S. TREASURY SECURITIES                                                $  315,610,025
             (Cost $295,321,877)

Asset Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 0.53%
             U.S. TREASURY BILLS - 0.53%
$ 6,628,000  U.S. Treasury Bill                                   4.31 %#       04/01/99   $    6,602,731
  2,875,000  U.S. Treasury Bill                                   4.52 #        05/13/99        2,848,521
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $    9,451,252
             (Cost $9,452,461)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,327,972,946)* (Notes 1 and 3)                   99.77%               $1,772,005,947
              Other Assets and Liabilities, Net                         0.23                     4,027,108
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,776,033,055
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

 **  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,386,339.
  +  NON-INCOME EARNING SECURITIES.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $  497,814,392
Gross Unrealized Depreciation      (53,781,391)
                                --------------
NET UNREALIZED APPRECIATION     $  444,033,001
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Index Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 98.73%
             AEROSPACE - 1.10%
     16,885  Boeing Company                                                  $    805,175  $     600,473
      2,099  General Dynamics Corporation                                          77,761        126,858
      6,646  Lockheed Martin Corporation                                          304,321        250,470
      5,735  Raytheon Company Class B                                             301,512        306,464
      3,249  Rockwell International Corporation                                   134,258        144,377
      3,833  United Technologies Corporation                                      286,406        474,813
                                                                             ------------  --------------
                                                                             $  1,909,433  $   1,903,455

             AUTOMOBILE & RELATED - 1.31%
     20,376  Ford Motor Company                                              $    582,437  $   1,208,552
     11,016  General Motors Corporation                                           645,403        909,509
      2,681  Goodyear Tire & Rubber Company                                       152,246        123,995
      1,078  Pep Boys-Manny Moe & Jack                                             32,988         19,674
                                                                             ------------  --------------
                                                                             $  1,413,074  $   2,261,730

             BEVERAGE, BREWING AND DISTRIBUTION - 2.76%
        610  Adolph Coors Company Class B                                    $     16,278  $      36,333
      8,054  Anheuser-Busch Incorporated                                          337,461        617,640
     41,613  Coca-Cola Company                                                  2,426,770      2,660,630
      6,662  Coca-Cola Enterprises Incorporated                                   195,585        206,522
     24,786  Pepsico Incorporated                                                 812,584        932,573
      6,621  Seagram Company Limited                                              245,349        307,049
                                                                             ------------  --------------
                                                                             $  4,034,027  $   4,760,747

             CAPITAL GOODS - 6.62%
     18,613  Ameritech Corporation                                           $    625,875  $   1,216,825
      3,718  AMP Incorporated                                                     160,090        197,750
      1,517  Andrew Corporation+                                                   42,383         22,945
      6,211  Applied Materials Incorporated+                                      193,605        345,487
      1,457  Black & Decker Corporation                                            56,015         71,029
        377  Briggs & Stratton Corporation                                         17,365         18,402
      2,982  Browning-Ferris Industries Incorporated                               96,796         93,933
      1,298  Case Corporation                                                      70,614         25,310

Index Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      6,021  Caterpillar Incorporated                                        $    281,506  $     274,332
      1,702  Cooper Industries Incorporated                                        85,774         74,463
      4,026  Deere & Company                                                      194,079        131,600
      3,742  Dover Corporation                                                    111,936        127,228
        751  EG & G Incorporated                                                   14,294         19,902
      7,481  Emerson Electric Company                                             393,749        429,690
      1,260  Fluor Corporation                                                     72,457         44,335
        796  Foster Wheeler Corporation                                            28,904          9,950
      2,869  Freeport McMoran Copper & Gold Incorporated Class B                   77,890         27,075
     55,357  General Electric Company                                           3,426,145      5,552,999
      5,082  Guidant Corporation                                                  118,352        289,674
        866  Harnischfeger Industries Incorporated                                 34,090          6,657
      1,316  Harris Corporation                                                    51,365         40,960
      4,200  Illinois Tool Works Incorporated                                     198,024        288,750
      2,823  Ingersoll-Rand Company                                               106,595        134,093
      2,387  Interpublic Group Companies Incorporated                             108,533        178,577
      1,191  Navistar International Corporation+                                   24,667         51,213
      1,891  New Century Energies Incorporated                                     91,303         76,704
      2,892  Omnicom Group                                                        120,601        191,595
      1,807  Parker Hannifin Corporation                                           65,394         67,085
      2,808  Paychex Incorporated                                                 143,619        118,989
        890  Perkin-Elmer Corporation                                              62,095         84,328
      4,574  Pitney Bowes Incorporated                                            171,733        289,020
        972  Snap-On Incorporated                                                  37,274         27,459
        850  Tektronix Incorporated                                                31,925         16,575
      1,007  Thomas & Betts Corporation                                            50,385         41,979
      1,121  Timken Company                                                        32,960         19,828
      4,323  Unisys Corporation+                                                   62,343        128,879
      1,576  W W Grainger Incorporated                                             67,064         70,132
      9,687  Waste Management Incorporated                                        480,234        473,452
      1,844  Willamette Industries Incorporated                                    65,489         67,190
                                                                             ------------  --------------
                                                                             $  8,073,522  $  11,346,394

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Index Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE - 7.40%
     15,426  America Online Incorporated+                                    $  1,225,459  $   1,371,950
        768  Autodesk Incorporated                                                 28,595         30,815
      3,667  BMC Software Incorporated+                                           218,737        149,889
      3,116  Compuware Corporation+                                               240,026        174,300
     28,161  Intel Corporation                                                  2,018,171      3,377,560
     42,066  Microsoft Corporation+                                             2,523,686      6,315,158
      2,911  National Semiconductor Corporation+                                   80,858         30,566
     16,363  Oracle Systems Corporation+                                          495,201        914,283
      4,602  Parametric Technology Corporation+                                   103,581         70,755
      3,932  Peoplesoft Incorporated+                                             126,851         74,217
      4,163  Seagate Technology Incorporated+                                     142,654        120,467
      3,213  Silicon Graphics Incorporated+                                        69,234         51,207
      1,646  Tandy Corporation                                                     48,868         91,559
                                                                             ------------  --------------
                                                                             $  7,321,921  $  12,772,726

             COMPUTER SYSTEMS - 7.23%
      6,096  3COM Corporation+                                               $    290,688  $     191,643
      1,084  Adobe Systems Incorporated                                            48,657         43,630
      2,504  Advanced Micro Devices+                                               67,981         44,759
      2,305  Apple Computer Incorporated+                                          59,990         80,243
      2,785  Cabletron Systems Incorporated+                                       85,199         22,628
     26,605  Cisco Systems Incorporated+                                          969,301      2,602,302
     28,737  Compaq Computer Corporation                                          697,018      1,012,979
      9,099  Computer Associates International Incorporated                       373,291        382,158
      2,676  Computer Sciences Corporation+                                       107,629        178,289
        824  Data General Corporation+                                             19,094         11,382
     21,526  Dell Computer Corporation+                                           391,020      1,724,770
      8,248  Electronic Data Systems Corporation                                  339,338        383,532
      8,444  EMC Corporation+                                                     212,495        864,455
      2,635  Gateway 2000 Incorporated+                                           155,377        191,532
     17,422  Hewlett Packard Company                                            1,001,012      1,157,474
     15,784  International Business Machines Corporation                        1,454,235      2,683,280
      5,991  Novell Incorporated+                                                  76,105        116,075

Index Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      3,892  Solectron Corporation+                                          $    181,676  $     173,924
      6,379  Sun Microsystems Incorporated+                                       230,271        620,755
                                                                             ------------  --------------
                                                                             $  6,760,377  $  12,485,810

             CONSUMER - BASIC - 2.74%
      1,095  Allergan Incorporated                                           $     38,310  $      89,243
      1,440  Alza Corporation+                                                     40,559         75,510
        919  Bausch & Lomb Incorporated                                            37,929         55,427
      1,861  Biomet Incorporated                                                   39,592         68,275
      2,004  Clorox Company                                                       144,820        237,098
      4,940  Colgate-Palmolive Company                                            301,470        419,283
      8,290  ConAgra Incorporated                                                 237,588        249,735
      3,926  Corning Incorporated                                                 165,288        210,040
      6,508  CVS Corporation                                                      190,904        344,924
      2,884  Humana Incorporated+                                                  66,563         50,470
      1,189  Mallinckrodt Incorporated                                             45,995         36,785
      4,606  McKesson HBOC Incorporated                                           331,044        313,208
        719  Millipore Corporation                                                 29,562         20,042
     41,117  Philip Morris Companies Incorporated                               1,599,306      1,608,703
      5,268  Ralston-Purina Group                                                 140,512        141,907
      5,450  RJR Nabisco Holdings Corporation                                     144,628        148,853
        431  Shared Medical System Corporation                                     23,957         21,980
      1,476  St. Jude Medical Incorporated+                                        52,162         37,085
      2,075  Supervalu Incorporated                                                37,677         49,930
      5,626  Sysco Corporation                                                    105,003        158,935
      1,039  Tupperware Corporation                                                37,853         18,183
      3,182  UST Incorporated                                                      97,491         94,068
      1,923  Wm. Wrigley Jr Company                                               122,695        178,839
                                                                             ------------  --------------
                                                                             $  4,030,908  $   4,628,523

             CONSUMER-DISCRETIONARY - 3.19%
        923  Alberto-Culver Company Class B                                  $     24,731  $      22,152
      9,451  Allied Signal Incorporated                                           350,365        391,035
      2,625  AutoZone Incorporated+                                                75,314         91,875
      4,450  Avon Products Incorporated                                           138,611        185,230

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Index Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      1,114  Brown-Forman Corporation Class B                                $     53,042  $      73,454
      1,601  Brunswick Corporation                                                 45,221         34,120
      1,186  Ceridian Corporation+                                                 51,989         84,947
      1,339  Cooper Tire & Rubber Company                                          30,606         26,445
        683  Cummins Engine Company Incorporated                                   39,390         28,003
      3,167  Dollar General Corporation                                           114,689         94,812
      2,658  Fred Meyer Incorporated+                                             130,951        170,777
      1,270  Fruit of the Loom Incorporated Class A+                               38,144         16,113
      3,070  Genuine Parts Company                                                 97,294         91,908
     18,711  Gillette Company                                                     839,495      1,003,377
      1,168  Harcourt General Incorporated                                         56,829         53,509
      2,171  Hasbro Incorporated                                                   64,135         80,327
      4,412  Hilton Hotels Corporation                                             81,309         69,765
      1,753  International Flavors & Fragrances Incorporated                       83,610         72,202
        573  Jostens Incorporated                                                  13,474         13,430
      2,599  Kohls Corporation+                                                   148,329        179,330
      1,149  Liz Claiborne Incorporated                                            49,039         38,707
      4,244  Marriott International                                               117,259        152,784
      4,866  Mattel Incorporated                                                  160,384        128,340
      1,487  Maytag Corporation                                                    40,609         83,365
      2,789  Newell Company                                                        99,058        118,533
      4,832  Nike Incorporated Class B                                            237,238        259,115
      1,299  PACCAR Incorporated                                                   58,063         54,395
        807  Polaroid Corporation                                                  33,984         19,267
      1,029  Reebok International Limited+                                         38,462         16,593
      2,489  Rubbermaid Incorporated                                               65,592         82,293
        683  Russell Corporation                                                   19,089         13,319
        286  Springs Industries Incorporated Class A                               14,789          9,510
      2,626  Tricon Global Restaurants Incorporated+                               73,483        162,812
      1,983  TRW Incorporated                                                     104,281         93,697
     10,848  Tyco International Limited                                           456,244        807,498
      1,985  V. F. Corporation                                                     78,027         95,528

Index Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      1,262  Whirlpool Corporation                                           $     67,862  $      54,897
     11,036  Xerox Corporation                                                    376,683        609,049
                                                                             ------------  --------------
                                                                             $  4,567,674  $   5,582,513

             ELECTRONICS - 0.97%
      1,444  KLA-Tencor Corporation+                                         $     93,605  $      74,817
      2,445  LSI Logic Corporation+                                                73,555         63,417
      4,180  Micron Technology Incorporated+                                      181,527        240,873
     10,104  Motorola Incorporated                                                639,383        709,805
      6,538  Texas Instruments Incorporated                                       285,128        583,108
                                                                             ------------  --------------
                                                                             $  1,273,198  $   1,672,020

             ENERGY & RELATED - 5.40%
      1,503  Amerada Hess Corporation                                        $     84,336  $      68,199
      2,090  Anadarko Petroleum Corporation                                        69,421         57,475
      1,630  Apache Corporation                                                    59,543         32,498
      1,270  Ashland Incorporated                                                  59,804         56,515
      5,400  Atlantic Richfield Corporation                                       384,840        294,975
      5,475  Baker Hughes Incorporated                                            165,903         98,550
      3,037  Burlington Resources Incorporated                                    132,788         98,323
     10,947  Chevron Corporation                                                  789,435        841,550
      1,384  Columbia Energy Group                                                 63,320         69,892
        405  Eastern Enterprises                                                   15,978         15,567
      1,316  Eastman Chemical Company                                              77,010         62,099
     41,039  Exxon Corporation                                                  2,318,454      2,731,658
      7,474  Halliburton Company                                                  294,558        211,140
        934  Helmerich & Payne Incorporated                                        26,535         15,235
        777  Kerr McGee Corporation                                                49,991         22,193
     13,174  Mobil Corporation                                                    894,039      1,095,912
      5,792  Occidental Petroleum Corporation                                     146,057         87,242
      1,894  Oryx Energy Company+                                                  41,110         19,650
      4,314  Phillips Petroleum Company                                           191,133        166,898
      4,792  Reliant Energy Incorporated                                          109,246        128,485
      1,523  Rowan Companies Incorporated+                                         36,917         13,135
     36,204  Royal Dutch Petroleum Company ADR                                  1,722,085      1,588,450

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Index Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      9,221  Schlumberger Limited                                            $    574,499  $     447,795
      1,674  Sigma Aldrich Corporation                                             54,180         44,152
      1,539  Sunoco Incorporated                                                   54,491         46,843
      9,017  Texaco Incorporated                                                  475,328        419,854
      2,745  Thermo Electron Corporation+                                         107,856         37,915
      4,289  Union Pacific Resources Group Incorporated                           113,436         38,333
      4,099  Unocal Corporation                                                   154,889        115,540
      5,192  USX-Marathon Group                                                   145,343        107,410
      1,318  W. R. Grace & Company+                                                18,784         17,710
      7,178  Williams Companies Incorporated                                      178,020        265,586
                                                                             ------------  --------------
                                                                             $  9,609,329  $   9,316,779

             ENTERTAINMENT & LEISURE - 2.44%
     11,875  CBS Corporation                                                 $    293,019  $     437,891
      2,185  Harrah's Entertainment Incorporated+                                  45,937         36,462
      1,221  King World Productions+                                               27,474         32,280
      3,104  Mirage Resorts Incorporated+                                          81,004         60,528
      9,054  Tele-Communication Incorporated Class A+                             193,371        568,704
     20,757  Time Warner Incorporated                                             581,933      1,338,827
      5,806  Viacom Incorporated Class B+                                         227,900        513,105
     34,621  Walt Disney Company                                                  942,854      1,218,226
                                                                             ------------  --------------
                                                                             $  2,393,492  $   4,206,023

             FINANCE & RELATED - 15.92%
      2,365  Aetna Incorporated                                              $    202,903  $     175,158
     13,851  Allstate Corporation                                                 481,313        519,413
      7,621  American Express Corporation                                         528,538        826,879
      4,267  American General Corporation                                         201,562        312,558
     20,819  American International Group Incorporated                          1,235,528      2,372,065
      2,922  AON Corporation                                                      146,156        172,215
     12,239  Associates First Capital Corporation                                 351,985        497,209
     19,730  Banc One Corporation                                                 870,157      1,060,488
     29,234  Bank America Corporation                                           1,600,972      1,909,346
     12,848  Bank of New York Incorporated                                        279,685        448,877
      4,963  BankBoston Corporation                                               189,916        200,691

Index Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      1,657  Bankers Trust NY Corporation                                    $    169,141  $     144,159
      4,951  BB & T Corporation                                                   162,572        187,519
      1,962  Bear Stearns & Company Incorporated                                  106,257         84,017
      1,061  Capital One Financial Corporation                                    131,564        135,410
      6,728  Charles Schwab Corporation                                           142,952        501,657
     14,262  Chase Manhattan Corporation                                          723,250      1,135,612
      2,796  Chubb Corporation                                                    175,051        167,061
      3,515  CIGNA Corporation                                                    185,548        275,928
      2,858  Cincinnati Financial Corporation                                     130,640        100,209
     38,311  Citigroup Incorporated                                             1,673,353      2,250,771
      2,658  Comerica Incorporated                                                130,140        176,093
      5,278  Conseco Incorporated                                                 214,971        158,010
      1,940  Countrywide Credit Industries Incorporated                            69,752         73,478
      2,851  Dun & Bradstreet Corporation                                          70,230         97,647
     11,498  Federal Home Loan Mortgage Corporation                               388,353        676,945
     17,419  Federal National Mortgage Association                                791,678      1,219,330
      4,511  Fifth Third Bancorp                                                  186,919        298,008
     16,655  First Union Corporation                                              723,588        887,920
      3,931  Firstar Corporation                                                  363,512        329,221
      9,573  Fleet Financial Group Incorporated                                   307,001        411,041
      4,289  Franklin Resources Incorporated                                      228,957        136,444
        945  Golden West Financial                                                 69,707         88,771
      1,735  H&R Block Incorporated                                                64,594         78,726
      3,962  Hartford Financial Services Group                                    154,246        214,196
      8,174  Household International Incorporated                                 261,925        332,069
      3,598  Huntington Bancshares Incorporated                                   114,182        114,237
      1,757  Jefferson Pilot Corporation                                           77,558        119,147
      2,985  JP Morgan & Company Incorporated                                     308,111        332,641
      7,730  KeyCorp                                                              217,956        249,293
      1,924  Lehman Brothers Holdings                                             106,363        101,972
      1,672  Lincoln National Corporation                                         105,442        158,318
      4,336  Marsh & McLennan Companies Incorporated                              192,339        307,043
      1,640  MBIA Incorporated                                                     98,391        100,963
     13,532  MBNA Corporation                                                     218,381        328,151
      4,423  Mellon Bank Corporation                                              202,825        299,105
      2,702  Mercantile Bancorporation                                            150,173        123,279

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Index Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      5,950  Merrill Lynch & Company Incorporated                            $    341,169  $     456,663
      1,807  MGIC Investment Corporation                                           85,310         61,551
      1,544  Moore Corporation Limited                                             31,015         16,212
      9,733  Morgan Stanley Dean Witter & Company                                 472,791        880,837
      5,559  National City Corporation                                            341,414        388,435
      1,838  Northern Trust Corporation                                           127,229        164,271
      5,076  PNC Bank Corporation                                                 218,253        264,269
      1,199  Progressive Corporation                                              136,631        154,072
      2,329  Provident Companies Incorporated                                      85,372         76,275
      2,344  Providian Financial Corporation                                       59,972        239,381
      3,739  Regions Financial Corporation                                        133,058        142,082
      1,780  Republic New York Corporation                                         88,418         80,656
      2,351  Safeco Corporation                                                   106,178         94,481
      2,844  SLM Holding Corporation                                              138,721        121,937
      4,004  St. Paul Companies Incorporated                                      143,824        129,630
      2,749  State Street Corporation                                             149,322        210,814
      2,976  Summit Bancorp                                                       148,262        114,948
      5,346  SunTrust Banks Incorporated                                          334,549        363,194
      4,531  Synovus Financial Corporation                                         99,219        107,894
      2,421  Torchmark Corporation                                                 70,561         80,498
      2,064  Transamerica Corporation                                              97,649        149,769
     12,269  U.S. Bancorporation                                                  346,978        396,442
      2,255  Union Planters Corporation                                           112,058        101,898
      2,291  UNUM Corporation                                                      92,578        102,522
      3,452  Wachovia Corporation                                                 238,951        293,636
     10,003  Washington Mutual Incorporated                                       366,504        400,120
     27,267  Wells Fargo & Company**                                              740,455      1,002,062
                                                                             ------------  --------------
                                                                             $ 20,812,778  $  27,483,839

             FOOD & RELATED - 2.62%
      4,139  Albertson's Incorporated                                        $    158,176  $     235,923
      4,599  American Stores Company                                               99,583        155,216
     10,020  Archer-Daniels-Midland Company                                       194,991        151,553
      4,826  Bestfoods                                                            203,487        226,520
      7,576  Campbell Soup Company                                                325,619        304,460

Index Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      2,409  Darden Restaurants Incorporated                                 $     26,046  $      52,998
      2,631  General Mills Incorporated                                           173,723        212,289
        630  Great Atlantic & Pacific Tea Company                                  17,614         19,884
      6,087  H J Heinz Company                                                    267,443        331,361
      2,456  Hershey Foods Corporation                                            128,178        152,885
      6,876  Kellogg Company                                                      277,656        254,412
      4,338  Kroger Company+                                                      126,978        280,614
     11,380  McDonald's Corporation                                               554,662        967,300
      2,256  Quaker Oats Company                                                   98,784        123,234
      8,224  Safeway Incorporated+                                                452,277        474,936
     15,466  Sara Lee Corporation                                                 343,762        420,482
      2,161  Wendy's International Incorporated                                    48,441         51,729
      2,437  Winn-Dixie Stores Incorporated                                        90,058        106,770
                                                                             ------------  --------------
                                                                             $  3,587,478  $   4,522,566

             GENERAL BUSINESS & RELATED - 2.27%
      3,343  Allegheny Teledyne Incorporated                                 $     86,176  $      68,949
      1,172  American Greetings Corporation Class A                                38,065         27,762
     10,196  Automatic Data Processing                                            248,007        405,291
     14,411  Cendant Corporation+                                                 390,629        238,682
      4,458  Clear Channel Communications Incorporated+                           179,543        267,480
      6,279  Comcast Corporation Class A                                          159,626        445,417
      1,320  Deluxe Corporation                                                    43,072         44,715
      1,557  Dow Jones & Company Incorporated                                      67,070         73,179
      2,443  Equifax Incorporated                                                  78,500         92,223
      2,532  FDX Corporation+                                                     141,918        241,806
      7,507  First Data Corporation                                               272,925        287,143
      4,757  Gannett Company Incorporated                                         230,750        302,070
      1,302  Knight-Ridder Incorporated                                            61,046         65,344
      1,881  Loews Corporation                                                    181,645        147,071
      1,595  McGraw-Hill Incorporated                                              93,233        174,553
        932  Meredith Corporation                                                  25,752         31,455
      2,016  Morton International Incorporated                                     64,024         72,828
        690  National Service Industries Incorporated                              28,110         22,166

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Index Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      3,100  New York Times Company Class A                                  $     77,300  $      96,100
      4,102  Pioneer Hi Bred International Incorporated                           121,478         96,140
      2,330  RR Donnelley & Sons Company                                           85,448         79,803
      4,669  Service Corporation International                                    145,554         71,786
      7,929  Staples Incorporated+                                                152,604        233,162
      2,721  Textron Incorporated                                                 164,665        212,238
      1,387  Times Mirror Company Class A                                          70,123         77,412
      1,967  Tribune Company                                                       91,111        130,437
                                                                             ------------  --------------
                                                                             $  3,298,374  $   4,005,212

             HEALTHCARE - 2.54%
     22,260  American Home Products Corporation                              $    793,891  $   1,324,470
      4,276  Amgen Incorporated+                                                  239,130        533,966
        892  C R Bard Incorporated                                                 27,975         50,287
      4,400  Cardinal Health Incorporated                                         243,281        317,625
     10,877  Columbia HCA Healthcare Corporation                                  363,239        194,426
      1,842  HCR Manor Care+                                                       56,992         41,215
      7,093  Healthsouth Corporation+                                             175,158         82,456
      5,400  IMS Health Incorporated                                              100,421        191,700
     24,810  Schering-Plough Corporation                                          612,708      1,387,809
      5,229  Tenet Healthcare Corporation+                                        148,169        102,946
      3,185  United Healthcare Corporation                                        165,525        157,060
                                                                             ------------  --------------
                                                                             $  2,926,489  $   4,383,960

             MANUFACTURING PROCESSING - 7.71%
        521  Aeroquip-Vickers Incorporated                                   $     25,650  $      29,502
      3,086  AES Corporation+                                                     112,739        114,761
      3,878  Air Products & Chemicals Incorporated                                143,375        124,581
      3,847  Alcan Aluminum Limited                                               126,240         93,530
      6,072  Alcoa Incorporated                                                   208,335        245,916
        667  Asarco Incorporated                                                   19,437          9,421
      1,918  Avery Dennison Corporation                                            76,526        102,973
      1,237  B. F. Goodrich Company                                                51,186         42,213
        518  Ball Corporation                                                      15,352         21,691
      6,280  Barrick Gold Corporation                                             146,081        111,078

Index Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      3,964  Battle Mountain Gold Company                                    $     26,603  $      13,379
        864  Bemis Company Incorporated                                            34,212         29,430
      2,245  Bethlehem Steel Corporation+                                          25,675         19,784
      6,604  Boston Scientific Corporation+                                       188,816        175,006
     10,100  Carnival Corporation Class A                                         437,479        449,450
      2,116  Crown Cork & Seal Company                                            104,554         58,719
      1,571  Cyprus Amax Minerals                                                  36,585         17,674
      2,216  Danaher Corporation                                                   99,144        106,922
      3,760  Dow Chemical Company                                                 321,821        369,890
     18,986  DuPont (E. I.) de Nemours and Company                              1,034,670        974,219
      5,454  Eastman Kodak Company                                                381,000        360,987
      1,245  Eaton Corporation                                                     98,951         86,372
      2,146  Ecolab Incorporated                                                   47,611         85,572
      2,472  Engelhard Corporation                                                 53,225         44,033
        552  FMC Corporation+                                                      43,352         28,256
      3,702  Fort James Corporation                                               151,880        110,597
      2,936  Fortune Brands Incorporated                                          101,981         88,447
        983  Great Lakes Chemical Corporation                                      44,795         38,276
      1,755  Hercules Incorporated                                                 83,960         48,592
      4,035  Homestake Mining Company                                              50,320         37,072
      2,084  Honeywell Incorporated                                               141,398        145,750
      2,389  IKON Office Solutions                                                 76,680         33,745
      2,854  Inco Limited                                                          79,367         36,032
      5,184  International Paper Company                                          243,347        217,728
      1,718  ITT Industries Incorporated                                           47,452         67,109
     22,701  Johnson & Johnson                                                  1,316,448      1,938,098
      1,400  Johnson Controls Incorporated                                         61,140         86,100
      9,138  Kimberly-Clark Corporation                                           435,274        431,771
        988  McDermott International Incorporated                                  29,060         19,698
      1,702  Mead Corporation                                                      52,823         51,805
        652  Milacron Incorporated                                                 15,601         11,614
      6,820  Minnesota Mining & Manufacturing Company                             584,622        505,106
     10,536  Monsanto Company                                                     408,408        480,047
        129  Nacco Industries Incorporated Class A                                  8,392         11,352
      1,079  Nalco Chemical Company                                                41,057         30,347

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Index Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      2,885  Newmont Mining Corporation                                      $    104,490  $      49,766
      1,140  Northrop Grumman Corporation+                                        108,676         71,036
      1,455  Nucor Corporation                                                     76,846         64,838
      2,657  Owens-Illinois Incorporated+                                          98,131         63,602
      2,065  Pall Corporation                                                      48,314         43,752
        967  Phelps Dodge Corporation                                              67,876         46,900
      4,269  Placer Dome Incorporated                                              81,948         46,692
      3,033  PPG Industries Incorporated                                          167,414        157,906
      2,716  Praxair Incorporated                                                 127,121         94,890
     22,406  Procter & Gamble Company                                           1,474,425      2,005,337
      1,392  Raychem Corporation                                                   56,658         31,755
      1,140  Reynolds Metals Company                                               72,857         48,735
      2,852  Rohm & Haas Company                                                   77,858         89,125
      1,393  Sealed Air Corporation+                                               81,242         70,695
      4,079  Sempra Energy                                                        102,942         85,659
      2,952  Sherwin Williams Company                                              83,218         71,033
        917  Temple-Inland Incorporated                                            53,374         54,963
      2,901  Tenneco Incorporated                                                 125,868         86,849
     10,767  Unilever NV                                                          546,874        779,935
      1,147  Union Camp Corporation                                                62,210         76,706
      2,294  Union Carbide Corporation                                            103,286        100,936
      1,471  USX-US Steel Group                                                    48,308         37,235
     13,859  Warner Lambert Company                                               524,884        957,137
      1,758  Westvaco Corporation                                                  54,143         39,335
      1,627  Worthington Industries Incorporated                                   30,881         20,643
                                                                             ------------  --------------
                                                                             $ 12,212,468  $  13,300,105

             MEDICAL EQUIPMENT & SUPPLIES - 0.97%
     25,656  Abbott Laboratories                                             $    783,078  $   1,191,401
      4,876  Baxter International Incorporated                                    239,854        343,149
      4,192  Becton Dickinson & Company                                            96,450        140,432
                                                                             ------------  --------------
                                                                             $  1,119,382  $   1,674,982

Index Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             PHARMACEUTICALS - 6.09%
     16,794  Bristol-Myers Squibb Company                                    $  1,271,770  $   2,114,994
     18,556  Lilly (Eli) & Company                                                947,179      1,757,021
     40,126  Merck & Company Incorporated                                       1,853,540      3,280,301
     21,926  Pfizer Incorporated                                                1,321,101      2,892,862
      8,580  Pharmacia and Upjohn Incorporated                                    321,599        467,074
                                                                             ------------  --------------
                                                                             $  5,715,189  $  10,512,252

             RETAIL & RELATED - 4.45%
      1,741  Circuit City Stores Incorporated                                $     62,438  $      94,449
      1,904  Consolidated Stores Corporation+                                      79,747         47,957
      3,575  Costco Companies Incorporated+                                       120,216        287,117
      7,467  Dayton-Hudson Corporation                                            202,951        467,154
      1,768  Dillards Incorporated Class A                                         58,550         43,979
      3,492  Federated Department Stores Incorporated+                            134,098        132,914
      9,756  Gap Incorporated                                                     186,735        631,091
      4,302  J C Penney Company Incorporated                                      239,111        155,410
      8,365  K-Mart Corporation+                                                  107,905        146,388
      3,876  Limited Incorporated                                                  87,739        137,598
        652  Longs Drug Stores Corporation                                         18,077         23,594
      3,904  May Department Stores Company+                                       192,661        231,312
      9,865  Medtronic Incorporated                                               482,589        696,716
      2,552  Nordstrom Incorporated                                                66,823        102,718
      4,372  Rite Aid Corporation                                                 115,335        180,892
      6,437  Sears Roebuck & Company                                              319,752        261,503
      5,434  TJX Companies Incorporated                                            72,685        155,209
      4,433  Toys "R" Us Incorporated+                                            140,039         62,615
     37,994  Wal-Mart Stores Incorporated                                       1,332,537      3,281,732
     16,812  Walgreen Company                                                     217,744        537,984
                                                                             ------------  --------------
                                                                             $  4,237,732  $   7,678,332

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Index Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
             SHELTER & RELATED - 1.88%
        732  Armstrong World Industries Incorporated                         $     49,973  $      36,005
        941  Boise Cascade Corporation                                             33,618         29,230
      1,046  Centex Corporation                                                    26,564         38,506
      1,588  Champion International Corporation                                    79,942         58,756
      3,570  Coastal Corporation                                                   91,383        114,240
      1,128  Crane Company                                                         27,881         30,950
      5,566  Enron Corporation                                                    237,223        361,790
      4,183  Entergy Corporation                                                  109,595        118,170
        642  Fleetwood Enterprises Incorporated                                    21,436         20,825
      1,459  Georgia-Pacific Corporation                                           87,623        106,872
     24,847  Home Depot Incorporated                                              665,606      1,483,055
        846  Kaufman & Broad Home Corporation                                      17,073         19,035
      1,897  Louisiana-Pacific Corporation                                         44,531         34,857
      5,930  Lowe's Company Incorporated                                          124,386        351,723
      5,712  Masco Corporation                                                    121,111        149,940
        961  Owens Corning Fiberglass Corporation                                  37,291         30,572
        472  Potlatch Corporation                                                  21,490         16,373
        704  Pulte Corporation                                                     10,940         16,940
      1,475  Stanley Works                                                         55,651         35,861
      3,394  Weyerhaeuser Company                                                 170,970        189,216
                                                                             ------------  --------------
                                                                             $  2,034,287  $   3,242,916

             TELECOMMUNICATIONS - 7.16%
      9,609  Airtouch Communications Incorporated+                           $    352,525  $     875,020
     30,477  American Telephone & Telegraph Corporation                         1,408,339      2,502,924
      3,688  Ascend Communication Incorporated+                                   186,049        283,745
     26,178  Bell Atlantic Corporation                                            973,909      1,503,599
      2,877  General Instrument Corporation+                                       56,361         84,152
     22,210  Lucent Technologies Incorporated                                     875,657      2,255,703
     30,930  MCI Worldcom Incorporated+                                         1,063,502      2,551,725
     10,211  Media One Group Incorporated+                                        235,828        556,500
      4,843  Nextel Communications Class A+                                       161,959        145,593
      1,247  Scientific-Atlanta Incorporated                                       24,333         40,450

Index Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      7,266  Sprint Corporation (FON Group)                                  $    333,709  $     623,514
      6,979  Sprint Corporation (PCS Group)+                                      103,694        223,328
      3,313  Tellabs Incorporated+                                                167,933        265,247
      8,468  U.S. West Incorporated                                               317,837        451,450
                                                                             ------------  --------------
                                                                             $  6,261,635  $  12,362,950

             TRANSPORTATION - 0.88%
      3,088  AMR Corporation+                                                $    162,332  $     171,191
      7,959  Burlington Northern Santa Fe                                         239,157        263,642
      3,697  CSX Corporation                                                      186,186        145,107
      2,836  Dana Corporation                                                     111,505        107,059
      2,452  Delta Air Lines Incorporated                                         116,934        149,112
      5,526  Laidlaw Incorporated                                                  72,609         42,481
      6,375  Norfolk Southern Corporation                                         198,134        178,898
      1,188  Ryder Systems Incorporated                                            37,607         32,076
      5,672  Southwest Airlines Company                                            77,186        170,869
      4,172  Union Pacific Corporation                                            247,628        195,563
      1,409  US Air Group Incorporated+                                            69,729         66,751
                                                                             ------------  --------------
                                                                             $  1,519,007  $   1,522,749

             UTILITIES - 5.08%
      4,639  Alltel Corporation                                              $    179,010  $     277,760
      2,342  Ameren Corporation                                                    92,790         87,386
      3,268  American Electric Power Incorporated                                 142,930        136,031
      2,556  Baltimore Gas & Electric Company                                      70,063         65,498
     32,988  BellSouth Corporation                                                781,904      1,525,695
      2,507  Carolina Power & Light Company                                        89,273         99,967
      3,598  Central & South West Corporation                                      87,906         89,275
      2,729  Cinergy Corporation                                                   89,361         79,653
      3,958  Consolidated Edison Incorporated                                     135,284        185,037
      1,669  Consolidated Natural Gas Company                                      91,803         91,691
      2,404  Detroit Energy Company                                                75,362         94,958
      3,335  Dominion Resources Incorporated                                      127,480        128,814
      6,085  Duke Energy Corporation                                              285,160        346,084
      5,939  Edison International                                                 138,763        151,445

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999               Index Allocation Fund
------------------------------------------------------------------------

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      4,031  First Energy Corporation                                        $    100,716  $     117,907
      3,093  FPL Group Incorporated                                               148,706        159,096
      2,925  Frontier Corporation                                                  69,595        105,117
      2,208  GPU Incorporated                                                      79,252         88,044
     16,331  GTE Corporation                                                      755,020      1,059,474
      3,177  Niagara Mohawk Power Corporation+                                     38,137         46,464
        788  NICOR Incorporated                                                    29,199         30,092
      2,633  Northern States Power Company                                         66,765         67,964
     10,959  Northern Telecom Limited                                             482,374        636,307
        530  Oneok Incorporated                                                    17,592         14,277
      5,002  PacifiCorp                                                           107,370         89,723
      3,798  PECO Energy Company                                                   94,238        134,592
        598  Peoples Energy Corporation                                            20,518         20,295
      6,430  PG & E Corporation                                                   166,020        202,545
      2,607  PP & L Resources Incorporated                                         59,335         66,479
      3,857  Public Services Enterprise Group                                     109,248        146,566
     32,975  SBC Communications Incorporated                                    1,029,409      1,743,553
      1,917  Sonat Incorporated                                                    87,201         48,524
     11,729  Southern Company                                                     269,183        293,958
      4,762  Texas Utilities Company                                              184,105        202,087
      3,696  Unicom Corporation                                                    97,873        131,439
                                                                             ------------  --------------
                                                                             $  6,398,945  $   8,763,797
             TOTAL COMMON STOCKS                                             $121,510,719  $ 170,390,380

Index Allocation Fund               PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM INSTRUMENTS - 1.46%
             U.S. TREASURY BILLS - 1.46%
$ 1,559,000  U.S. Treasury Bill                                   4.31 %#       04/01/99   $   1,553,090
    979,000  U.S. Treasury Bill                                   4.52 #        05/13/99         969,983
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $   2,523,073
             (Cost $2,523,331)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $124,034,050)* (Notes 1 and 3)                    100.19%               $  172,913,453
              Other Assets and Liabilities, Net                        (0.19)                     (326,938)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  172,586,515
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

 **  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $740,755.
  +  NON-INCOME EARNING SECURITIES.
  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $   55,836,537
Gross Unrealized Depreciation       (6,957,134)
                                --------------
NET UNREALIZED APPRECIATION     $   48,879,403
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999     U.S. Government Allocation Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 19.04%
             U.S. TREASURY BONDS - 19.04%
$ 1,700,000  U.S. Treasury Bonds                                  6.13 %        11/15/27   $   1,778,353
  1,800,000  U.S. Treasury Bonds                                  6.25          08/15/23       1,897,596
  1,550,000  U.S. Treasury Bonds                                  6.50          11/15/26       1,696,770
  1,500,000  U.S. Treasury Bonds                                  6.88          08/15/25       1,711,875
  1,400,000  U.S. Treasury Bonds                                  7.63          11/15/22       1,713,474
  1,400,000  U.S. Treasury Bonds                                  8.00          11/15/21       1,772,750
  1,400,000  U.S. Treasury Bonds                                  8.13          05/15/21       1,790,250
  1,350,000  U.S. Treasury Bonds                                  8.50          02/15/20       1,776,937
  1,400,000  U.S. Treasury Bonds                                  8.75          08/15/20       1,890,434
  1,300,000  U.S. Treasury Bonds                                  8.88          02/15/19       1,758,042
                                                                                              17,786,481
                                                                                           --------------
             TOTAL U.S. TREASURY SECURITIES                                                $  17,786,481
             (Cost $18,539,406)

             SHORT-TERM INSTRUMENTS - 81.03%
             U.S. TREASURY BILLS - 81.03%
$75,647,000  U.S. Treasury Bill                                   4.31 %#       04/01/99   $  75,357,967
    310,000  U.S. Treasury Bill                                   4.52 #        05/13/99         307,145
                                                                                           --------------
             TOTAL SHORT-TERM INSTRUMENTS                                                  $  75,665,112
             (Cost $75,674,183)

U.S. Government Allocation Fund     PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 1999
------------------------------------------------------------------------

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $94,213,589)* (Notes 1 and 3)                     100.07%               $  93,451,593
              Other Assets and Liabilities, Net                        (0.07)                     (69,471 )
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  93,382,122
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $            0
Gross Unrealized Depreciation         (761,996)
                                --------------
NET UNREALIZED DEPRECIATION     $     (761,996)
                                --------------
                                --------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES - FEBRUARY 28, 1999         Allocation Funds
------------------------------------------------------------------------

                                                                                                   U.S.
                                                                ASSET            INDEX       GOVERNMENT
                                                           ALLOCATION       ALLOCATION       ALLOCATION
                                                                 FUND             FUND             FUND

ASSETS
INVESTMENTS:
  In securities, at market value (see cost below)      $1,772,005,947     $172,913,453     $ 93,451,593
  Cash                                                          5,757            4,856            4,389
RECEIVABLES:
  Dividends and Interest                                    4,356,512          222,475          179,330
  Fund shares sold                                          2,752,499          306,748          316,669
Organization expenses, net of amortization                      1,022                0            2,805
Prepaid expenses                                               44,967                0                0
TOTAL ASSETS                                            1,779,166,704      173,447,532       93,954,786

LIABILITIES
Payables:
  Distribution to shareholders                                      0                0          248,850
  Fund shares redeemed                                        686,382          179,147           67,457
  Due to distributor (Note 2)                               1,093,413          355,095            8,210
  Due to adviser (Note 2)                                   1,148,024          138,205           76,004
  Other                                                       205,830          188,570          172,143
TOTAL LIABILITIES                                           3,133,649          861,017          572,664
TOTAL NET ASSETS                                       $1,776,033,055     $172,586,515     $ 93,382,122
NET ASSETS CONSIST OF:
  Paid-in capital                                      $1,310,242,279     $119,266,530     $116,217,383
  Undistributed net investment income (loss)                3,116,526          (73,536)               0
  Undistributed net realized gain (loss) on
    investments                                            18,641,249        4,514,118      (22,073,265)
  Net unrealized appreciation (depreciation) of
    investments                                           444,033,001       48,879,403         (761,996)
TOTAL NET ASSETS                                       $1,776,033,055     $172,586,515     $ 93,382,122

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
PER SHARE
Net assets - Class A                                   $1,362,966,040     $ 92,655,262     $ 74,727,700
Shares outstanding - Class A                               53,143,536        4,865,671        5,029,449
Net asset value per share - Class A                    $        25.65     $      19.04     $      14.86
Maximum offering price per share - Class A(1)          $        26.86     $      19.94     $      15.56
Net assets - Class B                                   $  402,990,599     $ 12,567,531     $ 18,654,422
Shares outstanding - Class B                               25,918,699          533,664        1,725,074
Net asset value and offering price per share -
  Class B                                              $        15.55     $      23.55     $      10.81
Net assets - Class C                                   $   10,076,416     $ 67,363,722              N/A
Shares outstanding - Class C                                  646,262        2,859,363              N/A
Net asset value and offering price per share -
  Class C                                              $        15.59     $      23.56              N/A
INVESTMENT AT COST (NOTE 3)                            $1,327,972,946     $124,034,050     $ 94,213,589
-------------------------------------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                        STATEMENTS OF OPERATIONS
------------------------------------------------------------------------

                                                     ASSET ALLOCATION FUND
                                             -----------------------------
                                                  FOR THE
                                                   ELEVEN          FOR THE
                                             MONTHS ENDED       YEAR ENDED
                                                 FEB. 28,        MARCH 31,
                                                     1999             1998

INVESTMENT INCOME
  Dividends                                  $ 16,351,828     $ 12,275,848
  Interest                                     22,227,037       40,153,342
TOTAL INVESTMENT INCOME                        38,578,865       52,429,190
EXPENSES (NOTE 2)
  Advisory fees                                 5,217,515        4,754,399
  Administration fees                           1,057,283          826,553
  Shareholder servicing fees                    4,529,595        4,016,149
  Portfolio accounting fees                       358,355          103,995
  Transfer agency fees                          2,114,566        1,874,203
  Distribution fees                             2,163,298        1,704,239
  Organization costs                                1,371            1,500
  Legal and audit fees                            110,720           89,661
  Registration fees                               126,021          119,062
  Directors' fees                                   2,317            4,213
  Shareholder reports                             271,637          206,000
  Other                                            72,531           50,992
TOTAL EXPENSES                                 16,025,209       13,750,966
Less:
  Waived fees and reimbursed expenses             (44,800)          (7,060)
Net Expenses                                   15,980,409       13,743,906
NET INVESTMENT INCOME (LOSS)                   22,598,456       38,685,284

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                               142,835,083      107,023,056
  Net change in unrealized appreciation
    (depreciation) of investments              44,504,574      266,073,223
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                187,339,657      373,096,279
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $209,938,113     $411,781,563
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS                                        Allocation Funds
------------------------------------------------------------------------

                                                                                       U.S. GOVERNMENT
                                                   INDEX ALLOCATION FUND               ALLOCATION FUND
                                             ---------------------------     -------------------------
                                                 FOR THE         FOR THE        FOR THE
                                                  ELEVEN           THREE         ELEVEN
                                                  MONTHS          MONTHS         MONTHS        FOR THE
                                                   ENDED           ENDED          ENDED     YEAR ENDED
                                                FEB. 28,       MARCH 31,       FEB. 28,      MARCH 31,
                                                    1999            1998           1999           1998

INVESTMENT INCOME
  Dividends                                  $ 2,060,542     $   490,640     $        0     $        0
  Interest                                        79,573          53,339      4,613,424      5,944,916
TOTAL INVESTMENT INCOME                        2,140,115         543,979      4,613,424      5,944,916
EXPENSES (NOTE 2)
  Advisory fees                                1,008,438         236,106        434,501        467,948
  Administration fees                            100,844          22,424         60,830         56,777
  Shareholder servicing fees                     152,329          31,681        260,700        280,721
  Portfolio accounting fees                       85,087          21,910         72,504         23,326
  Transfer agency fees                           201,687          47,221        121,661        131,004
  Distribution fees                              664,814         147,686        110,865        108,466
  Organization costs                                   0          12,575          2,471          2,689
  Legal and audit fees                            32,749           7,801         28,340         44,184
  Registration fees                               31,981          11,343         24,779         41,535
  Directors' fees                                  2,591           1,103          2,591          4,218
  Shareholder reports                             40,474           9,863         39,704         83,566
  Other                                           27,281           3,326         14,615         11,732
TOTAL EXPENSES                                 2,348,275         553,039      1,173,561      1,256,166
Less:
  Waived fees and reimbursed expenses            (24,758)        (15,653)       (52,895)      (108,847)
Net Expenses                                   2,323,517         537,386      1,120,666      1,147,319
NET INVESTMENT INCOME (LOSS)                    (183,402)          6,593      3,492,758      4,797,597

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                8,684,372          (5,156)       508,359      1,537,644
  Net change in unrealized appreciation
    (depreciation) of investments              9,193,064      17,255,641       (588,263)     1,998,550
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                              17,877,436      17,250,485        (79,904)     3,536,194
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $17,694,034     $17,257,078     $3,412,854     $8,333,791
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Allocation Funds                             STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                                            ASSET ALLOCATION FUND
                                             ----------------------------------------------------
                                             FOR THE ELEVEN            FOR THE        FOR THE SIX
                                               MONTHS ENDED         YEAR ENDED       MONTHS ENDED
                                              FEB. 28, 1999     MARCH 31, 1998     MARCH 31, 1997

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                 $   22,598,456     $   38,685,284     $   22,799,885
Net realized gain (loss) on sale of
  investments                                   142,835,083        107,023,056         16,581,561
Net change in unrealized appreciation
  (depreciation) of investments                  44,504,574        266,073,223         16,935,058
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     209,938,113        411,781,563         56,316,504
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (17,033,688)       (35,147,512)       (21,499,154)
    CLASS B                                      (2,432,608)        (3,537,772)        (1,300,731)
    CLASS C                                         (15,634)(1)            N/A                N/A
  From net realized gain on sale of
    investments
    CLASS A                                    (114,145,484)       (82,707,854)       (77,923,468)
    CLASS B                                     (31,172,331)       (13,021,038)        (5,356,143)
    CLASS C                                        (540,952)(1)            N/A                N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           101,471,242        124,090,392         43,986,740
  Reinvestment of dividends - Class A           135,550,735        120,926,511         99,267,295
  Cost of shares redeemed - Class A            (216,463,258)      (224,954,049)      (113,370,104)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                         20,558,719         20,062,854         29,883,931
  Proceeds from shares sold - Class B           141,646,232        147,505,581         28,861,527
  Reinvestment of dividends - Class B            33,599,069         16,241,731          6,539,212
  Cost of shares redeemed - Class B             (47,391,618)       (19,143,117)        (5,436,423)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                        127,853,683        144,604,195         29,964,316
  Proceeds from shares sold - Class C            10,142,395(1)             N/A                N/A
  Reinvestment of dividends - Class C               527,615(1)             N/A                N/A
  Cost of shares redeemed - Class C                (555,033)(1)            N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                         10,114,977(1)             N/A                N/A
INCREASE (DECREASE) IN NET ASSETS               203,124,795        442,034,436         10,085,255

NET ASSETS:
  Beginning net assets                        1,572,908,260      1,130,873,824      1,120,788,569
ENDING NET ASSETS                            $1,776,033,055     $1,572,908,260     $1,130,873,824

ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                          $    3,116,526     $            0     $            0
-------------------------------------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                             Allocation Funds
------------------------------------------------------------------------

                                                                                                   U.S. GOVERNMENT ALLOCATION
                                                                      INDEX ALLOCATION FUND                              FUND
                                             ----------------------------------------------     -----------------------------
                                                  FOR THE          FOR THE                           FOR THE
                                                   ELEVEN            THREE          FOR THE           ELEVEN          FOR THE
                                             MONTHS ENDED     MONTHS ENDED       YEAR ENDED     MONTHS ENDED       YEAR ENDED
                                                 FEB. 28,        MARCH 31,         DEC. 31,         FEB. 28,        MARCH 31,
                                                     1999             1998             1997             1999             1998

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                $   (183,402)    $      6,593     $  1,656,589     $  3,492,758     $  4,797,597
 Net realized gain (loss) on sale of
  investments                                   8,684,372           (5,156)      12,775,977          508,359        1,537,644
 Net change in unrealized appreciation
  (depreciation) of investments                 9,193,064       17,255,641        8,758,372         (588,263)       1,998,550
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    17,694,034       17,257,078       23,190,938        3,412,854        8,333,791
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (148,741)         (63,008)      (1,312,200)      (2,966,379)      (4,378,902)
    CLASS B                                             0                0                0(2)      (526,379)        (418,695)
    CLASS C                                             0                0         (344,406)             N/A              N/A
  From net realized gain on sale of
    investments
    CLASS A                                    (3,122,516)               0       (8,070,952)               0                0
    CLASS B                                      (343,110)               0                0(2)             0                0
    CLASS C                                    (2,072,172)               0       (4,429,345)             N/A              N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          10,094,262        3,920,461       13,097,927        8,860,280       12,501,406
  Reinvestment of dividends - Class A           2,652,183          141,708        7,755,142        2,744,535        3,688,770
  Cost of shares redeemed - Class A           (20,080,414)      (2,572,600)      (7,305,205)     (19,793,519)     (23,411,657)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                       (7,333,969)       1,489,569       13,547,864       (8,188,704)      (7,221,481)
  Proceeds from shares sold - Class B           9,165,489        2,711,120          349,731(2)     7,538,052        8,698,249
  Reinvestment of dividends - Class B             325,031                0                0(2)       458,923          316,321
  Cost of shares redeemed - Class B            (1,079,572)               0                0(2)    (3,448,416)      (2,377,863)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                        8,410,948        2,711,120          349,731(2)     4,548,559        6,636,707
  Proceeds from shares sold - Class C          19,392,127        5,805,673       20,805,099              N/A              N/A
  Reinvestment of dividends - Class C           1,486,208           10,699        3,210,184              N/A              N/A
  Cost of shares redeemed - Class C           (13,595,784)      (1,944,342)      (5,001,988)             N/A              N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                        7,282,551        3,872,030       19,013,295              N/A              N/A
INCREASE (DECREASE) IN NET ASSETS              20,367,025       25,266,789       41,944,925       (3,720,049)       2,951,420

NET ASSETS:
  Beginning net assets                        152,219,490      126,952,701       85,007,776       97,102,171       94,150,751
ENDING NET ASSETS                            $172,586,515     $152,219,490     $126,952,701     $ 93,382,122     $ 97,102,171

ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                          $   (388,558)    $    (56,415)    $          0     $          0     $          0
-----------------------------------------------------------------------------------------------------------------------------


                                           FOR THE SIX
                                          MONTHS ENDED
                                             MARCH 31,
                                                  1997
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)             $  2,874,874
 Net realized gain (loss) on sale of
  investments                                1,030,525
 Net change in unrealized appreciation
  (depreciation) of investments             (2,042,135)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  1,863,264
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                 (2,697,855)
    CLASS B                                   (177,019)
    CLASS C                                        N/A
  From net realized gain on sale of
    investments
    CLASS A                                          0
    CLASS B                                          0
    CLASS C                                        N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A        3,383,948
  Reinvestment of dividends - Class A        2,218,226
  Cost of shares redeemed - Class A        (16,500,755)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                   (10,898,581)
  Proceeds from shares sold - Class B        1,811,816
  Reinvestment of dividends - Class B          128,252
  Cost of shares redeemed - Class B         (1,026,305)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS B                       913,763
  Proceeds from shares sold - Class C              N/A
  Reinvestment of dividends - Class C              N/A
  Cost of shares redeemed - Class C                N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS C                           N/A
INCREASE (DECREASE) IN NET ASSETS          (10,996,428)
NET ASSETS:
  Beginning net assets                     105,147,179
ENDING NET ASSETS                         $ 94,150,751
ENDING BALANCE OF UNDISTRIBUTED NET
  INVESTMENT INCOME                       $          0
---------------------------------------------------------------------

(1)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   ASSET ALLOCATION FUND
                                                                                 CLASS A
                                          ----------------------------------------------
                                              ELEVEN
                                              MONTHS                                NINE
                                               ENDED              SIX MONTHS      MONTHS
                                            FEBRUARY  YEAR ENDED       ENDED       ENDED
                                                 28,   MARCH 31,   MARCH 31,   SEPT. 30,
                                            1999 (1)        1998    1997 (2)    1996 (3)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $24.99      $20.30      $21.24      $20.74
                                          ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(loss)                   0.38        0.69        0.41        0.57
  Net realized and unrealized gain
    (loss)
    on investments                              2.92        6.37        0.65        0.50
                                          ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                3.30        7.06        1.06        1.07
LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.33)      (0.69)      (0.41)      (0.57)
  Distributions from net realized gain         (2.31)      (1.68)      (1.59)       0.00
                                          ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                       (2.64)      (2.37)      (2.00)      (0.57)
                                          ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                $25.65      $24.99      $20.30      $21.24
                                          ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                13.69%      36.08%       4.94%       5.14%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)        $1,362,966  $1,305,848  $1,041,622  $1,057,346
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets                                     0.92%     0.95%(4)    0.92%(4)    0.90%(4)
  Ratio of net investment income to
    average
    net assets                                 1.65%     2.99%(4)    3.91%(4)    3.53%(4)
Portfolio turnover                               31%       51%(4)       5%(4)       1%(5)
----------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                       N/A         N/A         N/A         N/A
Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                   N/A         N/A         N/A         N/A
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.
(4) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(5) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           ASSET ALLOCATION FUND (CONT.)
                                                                                 CLASS B
                                                      ----------------------------------
                                                          ELEVEN
                                     CLASS A (CONT.)      MONTHS
                              ----------------------       ENDED              SIX MONTHS
                              YEAR ENDED  YEAR ENDED    FEBRUARY  YEAR ENDED       ENDED
                                DEC. 31,    DEC. 31,         28,   MARCH 31,   MARCH 31,
                                    1995        1994    1999 (1)        1998    1997 (2)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $16.73      $18.80      $15.16      $12.29      $12.84
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income(loss)                    0.74        0.77        0.13        0.29        0.19
  Net realized and
    unrealized gain (loss)
    on investments                  4.07       (1.31)       1.77        3.89        0.41
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        4.81       (0.54)       1.90        4.18        0.60
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.74)      (0.77)      (0.11)      (0.29)      (0.19)
  Distributions from net
    realized gain                  (0.06)      (0.76)      (1.40)      (1.02)      (0.96)
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.80)      (1.53)      (1.51)      (1.31)      (1.15)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $20.74      $16.73      $15.55      $15.16      $12.29
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    29.18%       (2.82)%     12.98%     35.16%       4.62%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $1,077,935    $896,943    $402,991    $267,060     $89,252
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.84%       0.84%       1.62%     1.60%(4)    1.53%(4)
  Ratio of net investment
    income to average
    net assets                     3.81%       4.30%       0.91%     2.15%(4)    3.30%(4)
Portfolio turnover                   15%         49%         31%       51%(4)       5%(4)
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                           N/A         N/A       1.63%         N/A     1.58%(4)
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                           N/A         N/A        0.90         N/A     3.25%(4)
----------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.
(4) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(5) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  ASSET ALLOCATION FUND (CONT.)
                                                                                        CLASS C
                                                                    CLASS B (CONT.)  ----------
                                                             ----------------------      ELEVEN
                                                                   NINE                  MONTHS
                                                                 MONTHS                   ENDED
                                                                  ENDED  YEAR ENDED    FEBRUARY
                                                              SEPT. 30,    DEC. 31,         28,
                                                               1996 (2)    1995 (3)    1999 (4)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $12.50      $10.00      $15.16
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(loss)                                      0.28        0.22        0.08
  Net realized and unrealized gain (loss)
    on investments                                                 0.34        2.53        1.82
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.62        2.75        1.90
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.28)      (0.22)      (0.07)
  Distributions from net realized gain                             0.00       (0.03)      (1.40)
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.28)      (0.25)      (1.47)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $12.84      $12.50      $15.59
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                    4.96%      27.72%      12.97%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $63,443     $26,271     $10,076
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                       1.14%(6)      1.53%       1.64%
  Ratio of net investment income to average
    net assets                                                  3.37%(6)      2.71%       0.69%
Portfolio turnover                                                 1%(7)        15%         31%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                     1.56 (6)      1.76%      1.85%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                           2.95 (6)      2.48%      0.48%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.
(6) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                               INDEX ALLOCATION FUND
                                                                                             CLASS A
                              ----------------------------------------------------------------------
                                  ELEVEN
                                  MONTHS       THREE
                                   ENDED      MONTHS
                                FEBRUARY       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                     28,   MARCH 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                1999 (1)    1998 (5)        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $17.55      $15.51      $13.99      $13.76      $10.67      $11.90
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income(loss)                    0.03        0.01        0.28        0.29        0.28        0.31
  Net realized and
    unrealized gain (loss)
    on investments                  2.14        2.04        3.23        2.02        3.42       (0.39)
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        2.17        2.05        3.51        2.31        3.70       (0.08)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.01)      (0.28)      (0.29)      (0.28)      (0.31)
  Distributions from net
    realized gain                  (0.65)       0.00       (1.71)      (1.79)      (0.33)      (0.84)
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.68)      (0.01)      (1.99)      (2.08)      (0.61)      (1.15)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $19.04      $17.55      $15.51      $13.99      $13.76      $10.67
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    12.60%      13.23%      25.18%      17.04%      34.71%       (0.68)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $92,655     $92,733     $80,512     $60,353     $52,007     $40,308
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.29%       1.31%       1.26%       1.31%       1.30%       1.30%
  Ratio of net investment
    income to average
    net assets                     0.19%       0.30%       1.82%       2.06%       2.07%       2.41%
Portfolio turnover                   12%          0%         80%         67%         47%         50%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                           N/A       1.32%       1.29%       1.44%       1.35%       1.38%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                           N/A       0.29%       1.79%       1.93%       2.02%       2.33%
----------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.
(6) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(7) THE PORTFOLIO TURNOVER FOR THE ASSET ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 28%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  INDEX ALLOCATION FUND (CONT.)
                                                                                        CLASS B
                                                             ----------------------------------
                                                                 ELEVEN
                                                                 MONTHS       THREE
                                                                  ENDED      MONTHS      PERIOD
                                                               FEBRUARY       ENDED       ENDED
                                                                    28,   MARCH 31,    DEC. 31,
                                                               1999 (2)    1998 (3)    1997 (4)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $21.81      $19.31      $18.99
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(loss)                                     (0.07)      (0.01)       0.00
  Net realized and unrealized gain (loss)
    on investments                                                 2.61        2.51        0.32
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   2.54        2.50        0.32
LESS DISTRIBUTIONS:
  Dividends from net investment income                             0.00        0.00        0.00
  Distributions from net realized gain                            (0.80)       0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.80)       0.00        0.00
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                   $23.55      $21.81      $19.31
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                                   11.88%      12.95%       1.69%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                              $12,568      $3,322        $356
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         2.04%       2.06%       2.05%
  Ratio of net investment income to average
    net assets                                                    (0.57)%      (0.43)%      (0.17)%
Portfolio turnover                                                  12%          0%         80%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    2.26%       4.03%      15.17%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          (0.79)%      (2.40)%     (13.29)%
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. ON DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       INDEX ALLOCATION FUND (CONT.)
                                                                                         CLASS C (1)
                              ----------------------------------------------------------------------
                                  ELEVEN
                                  MONTHS       THREE
                                   ENDED      MONTHS
                                FEBRUARY       ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                     28,   MARCH 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
                                1999 (2)    1998 (3)        1997        1996        1995        1994
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $21.82      $19.32      $17.42      $17.10      $13.26      $14.75
                              ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income(loss)                   (0.10)      (0.02)       0.20        0.22        0.20        0.25
  Net realized and
    unrealized gain (loss)
    on investments                  2.64        2.52        4.00        2.54        4.24       (0.45)
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        2.54        2.50        4.20        2.76        4.44       (0.20)
LESS DISTRIBUTIONS:
  Dividends from net
    investment income               0.00        0.00       (0.20)      (0.22)      (0.20)      (0.25)
  Distributions from net
    realized gain                  (0.80)       0.00       (2.10)      (2.22)      (0.40)      (1.04)
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.80)       0.00       (2.30)      (2.44)      (0.60)      (1.29)
                              ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $23.56      $21.82      $19.32      $17.42      $17.10      $13.26
                              ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    11.88%      13.00%      24.07%      16.37%      33.72%       (1.38)%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $67,364     $56,164     $46,084     $24,655     $16,075      $9,798
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             2.05%       2.05%       2.02%       2.05%       2.05%       2.01%
  Ratio of net investment
    income to average
    net assets                     (0.56)%      (0.44)%      1.00%      1.35%      1.30%       1.75%
Portfolio turnover                   12%          0%         80%         67%         47%         50%
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         2.06%       2.09%       2.05%       2.20%       2.17%       2.20%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         (0.57)%      (0.48)%      0.97%      1.20%      1.18%       1.56%
----------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1) THIS CLASS OF SHARES COMMENCED OPERATIONS AS CLASS D SHARES ON JULY 1, 1993. THESE SHARES WERE RENAMED AS CLASS C SHARES IN CONJUNCTION WITH THE CONSOLIDATION OF OVERLAND EXPRESS FUNDS, INC. AND STAGECOACH FUNDS, INC. ON DECEMBER 15, 1997.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Allocation Funds                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                U.S. GOVERNMENT ALLOCATION FUND
                                                                                        CLASS A
                                                 ----------------------------------------------
                                                     ELEVEN
                                                     MONTHS                                NINE
                                                      ENDED              SIX MONTHS      MONTHS
                                                   FEBRUARY  YEAR ENDED       ENDED       ENDED
                                                        28,   MARCH 31,   MARCH 31,   SEPT. 30,
                                                   1999 (1)        1998    1997 (2)    1996 (3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $14.87      $14.32      $14.48      $14.98
                                                 ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(loss)                          0.57        0.77        0.42        0.59
  Net realized and unrealized gain (loss)
    on investments                                    (0.01)       0.55       (0.16)      (0.50)
                                                 ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                       0.56        1.32        0.26        0.09
LESS DISTRIBUTIONS:
  Dividends from net investment income                (0.57)      (0.77)      (0.42)      (0.59)
  Distributions from net realized gain                 0.00        0.00        0.00        0.00
                                                 ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                              (0.57)      (0.77)      (0.42)      (0.59)
                                                 ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                       $14.86      $14.87      $14.32      $14.48
                                                 ----------  ----------  ----------  ----------
                                                 ----------  ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)*                        3.78%       9.36%       1.75%       0.69%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                  $74,728     $82,958     $86,930     $98,741
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets             1.17%     1.16%(5)    1.00%(5)    1.12%(5)
  Ratio of net investment income to average
    net assets                                        4.15%     5.21%(5)    5.70%(5)    5.45%(5)
Portfolio turnover                                     152%       62%(5)     113%(5)      31%(6)
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses              1.22%     1.26%(5)    1.31%(5)    1.20%(5)
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                            4.10%     5.11%(5)    5.39%(5)    5.37%(5)
-----------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR THE U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 87%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                            Allocation Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                         U.S. GOVERNMENT ALLOCATION FUND (CONT.)
                                                                                                         CLASS B
                                                      ----------------------------------------------------------
                                                          ELEVEN
                                     CLASS A (CONT.)      MONTHS                                NINE
                              ----------------------       ENDED              SIX MONTHS      MONTHS
                              YEAR ENDED  YEAR ENDED    FEBRUARY  YEAR ENDED       ENDED       ENDED  YEAR ENDED
                                DEC. 31,    DEC. 31,         28,   MARCH 31,   MARCH 31,   SEPT. 30,    DEC. 31,
                                    1995        1994    1999 (1)        1998    1997 (2)    1996 (3)    1995 (4)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $13.76      $15.71      $10.82      $10.42      $10.54      $10.91      $10.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment
    income(loss)                    0.79        0.87        0.34        0.49        0.27        0.36        0.49
  Net realized and
    unrealized gain (loss)
    on investments                  1.22       (1.95)      (0.01)       0.40       (0.12)      (0.37)       0.91
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        2.01       (1.08)       0.33        0.89        0.15       (0.01)       1.40
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.79)      (0.87)      (0.34)      (0.49)      (0.27)      (0.36)      (0.49)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.79)      (0.87)      (0.34)      (0.49)      (0.27)      (0.36)      (0.49)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                          $14.98      $13.76      $10.81      $10.82      $10.42      $10.54      $10.91
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)*                    14.91%       (6.99)%      3.12%      8.64%       1.42%       0.11%      14.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $135,577    $140,066     $18,654     $14,144      $7,221      $6,406      $4,077
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.04%       1.01%       1.84%     1.82%(5)    1.61%(5)    1.92%(5)      1.65%
  Ratio of net investment
    income to average
    net assets                     5.41%       5.94%       3.41%     4.40%(5)    5.12%(5)    4.60%(5)      4.31%
Portfolio turnover                  292%        112%        152%       62%(5)     113%(5)      31%(6)       292%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.07%       1.08%       1.95%     2.08%(5)    2.28%(5)    2.21%(5)      2.36%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.38%       5.87%       3.30%     4.14%(5)    4.45%(5)    4.31%(5)      3.60%
----------------------------------------------------------------------------------------------------------------

  *  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO FEBRUARY 28.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JANUARY 1, 1995.
(5) THIS RATIO INCLUDES ACTIVITY OF THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6) THE PORTFOLIO TURNOVER FOR THE U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO FROM ITS INCEPTION ON APRIL 28, 1996 TO SEPTEMBER 30, 1996, WAS 87%. THE INFORMATION SHOWN REFLECTS THE STAND-ALONE PERIOD ONLY.
The accompanying notes are an integral part of these financial statements.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the Asset Allocation, Index Allocation and U.S. Government Allocation Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.
  Effective at the close of business on December 12, 1997, the Funds of Overland Express, Inc. were consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund. Also, at the close of business on December 12, 1997, funds structured as a "feeder" fund in a "master-feeder" structure were restructured to invest directly in a portfolio of securities, rather than to invest in a portfolio of securities through a "master" portfolio. Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  Each Fund offers Class A and Class B shares. The Asset Allocation and Index Allocation Funds also offer Class C shares. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution and shareholder servicing fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  All securities are valued at the close of each business day. Securities, for which the primary market is a national or foreign recognized securities or commodities exchange or the National Association of Securities Dealers Automated Quotation ("Nasdaq") National Market, are valued at the last reported sales price on the day of valuation. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. In the absence of any sale of such securities on the valuation date and in the case of other securities, excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Company's Board of Directors.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income of the Asset Allocation and Index Allocation Funds, if any, are declared and distributed quarterly. Dividends to shareholders from net investment income of the U.S. Government Fund, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at February 28, 1999.
  The U.S. Government Allocation Fund had estimated net capital loss carryforwards at February 28, 1999 of $21,360,981, $712,094 and $190 which will expire in the years 2002, 2004 and 2007, respectively. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts with the Asset Allocation and U.S. Government Allocation Funds, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.50% of the Funds' average daily net assets up to $250 million, 0.40% of the next $250 million, and 0.30% of the Funds' average daily net assets in excess of $500 million. Under the contract with the Index Allocation Fund, WFB is entitled to

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

be paid a monthly advisory fee at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, and 0.60% of the Fund's average daily net assets in excess of $500 million.
  Prior to December 15, 1997, the Asset Allocation and U.S. Government Allocation Funds did not directly retain an investment adviser because each Fund invested all of its assets in a separate Master Portfolio which, in turn, retained WFB as investment adviser. Advisory fees were charged to the Master Portfolios at the same rates as listed above.
  Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-adviser to the Funds. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services to the Asset Allocation and Index Allocation Funds, a monthly fee at the annual rate of 0.15% of each such Fund's average daily net assets up to $900 million and 0.10% of the average daily net assets in excess of $900 million. For its sub-advisory services to the U.S. Government Allocation Fund, BGFA is entitled to receive a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $75 million, 0.04% for the next $75 million and 0.03% of the Fund's average daily net assets in excess of $150 million.
  Prior to November 1, 1997, BGFA was entitled to an annual fee of $60,000 and a monthly fee at the annual rate of 0.20% of the Index Allocation Fund's average daily net assets. Additionally, the predecessor Master Portfolios were sub-advised by BGFA. BGFA was entitled to an annual payment of $40,000 from the U.S. Government Allocation Master Portfolio and a monthly fee at the annual rate of 0.20% and 0.15% of the average daily net assets of the Asset Allocation and U.S. Government Allocation Master Portfolios, respectively.
  The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing portfolio accounting services for the Funds. Pursuant to the contracts WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. Prior to December 15, 1997, the Funds were not charged for portfolio accounting services.
  BGI, a wholly-owned subsidiary of Barclays Global Investors Holdings Inc., acts as custodian to the Funds. BGI will not be entitled to receive compensation for its services as custodian to the Funds so long as BGFA is entitled to receive fees for providing investment sub-advisory services to the Funds. Prior to December 15, 1997, BGI was custodian to the predecessor Master Portfolios and was not entitled to compensation for its custodial services for the same reasons as listed above.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.14% of the average daily net assets of the Funds.
  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares of the Asset Allocation and U.S. Government Allocation Funds and 0.25% of the average daily net assets of the Class B shares of the Index Allocation Fund and Class C shares of the Asset Allocation and Index Allocation Funds.
  Shareholder servicing fees paid on behalf of the Funds for the eleven months ended February 28, 1999 were as follows:

FUND                                         CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------
Asset Allocation Fund                     $3,612,860  $ 908,653  $   8,082
Index Allocation Fund                              0     17,207    135,122

U.S. Government Allocation Fund              214,449     46,251        N/A

  Shareholder servicing fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

FUND                                         CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------
Asset Allocation Fund                     $3,523,348  $ 492,801        N/A
Index Allocation Fund*                             0      1,066  $  30,615

U.S. Government Allocation Fund              252,309     28,412        N/A

* REPRESENTS THE PERIOD FROM JANUARY 1, 1998 TO MARCH 31, 1998.

  The Company has adopted a Shareholder Administrative Servicing Plan (the "Administrative Servicing Plan") on behalf of the Class A shares of the Index Allocation Fund. Pursuant to the Administrative Servicing Plan, the Fund may enter into administrative servicing agreements with administrative servicing agents who are dealers/holders of record, or that otherwise have a servicing relationship with the beneficial owners of the Fund's Class A shares. Administrative servicing agents are entitled to receive a fee which will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Class A shares of the Fund. In no case will a shareholder be charged both 12b-1 and Administrative Servicing fees. These fees are classified as distribution fees on the Statement of Operations.
  The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A and Class B shares of the Funds and for Class C shares of the Index Allocation Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Asset Allocation and U.S. Government Allocation Funds provides that each such Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of each such Fund's average daily net assets attributable to the Class A shares. The Class A Plan for the Asset Allocation and U.S. Government Allocation Funds provides only for the reimbursement of actual expenses.
  The Plan for Class A shares of the Index Allocation Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.25% of its average daily net assets attributable to the Class A shares.
  Under the Plan for Class B shares of the Funds and Class C shares of the Asset Allocation and Index Allocation Funds, each Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.70% of the average daily net assets attributable to the Class B shares of the Asset Allocation and U.S. Government Allocation Funds, and 0.75% of the average daily net assets attributable to the Class B shares of the Index Allocation Fund and Class C shares of the Asset Allocation and Index Allocation Funds.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  Distribution fees paid on behalf of the Funds for the eleven months ended February 28, 1999 were as follows:

                                            DISTRIBUTION DISTRIBUTION DISTRIBUTION
                                                 FEES  FEES CLASS       FEES
FUND                                          CLASS A           B    CLASS C
----------------------------------------------------------------------------
Asset Allocation Fund                       $  18,862  $2,120,190  $  24,246
Index Allocation Fund                         207,827      51,621    405,366

U.S. Government Allocation Fund                 2,946     107,919        N/A

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  Distribution fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                            DISTRIBUTION DISTRIBUTION DISTRIBUTION
                                                 FEES  FEES CLASS       FEES
FUND                                          CLASS A           B    CLASS C
----------------------------------------------------------------------------
Asset Allocation Fund                       $ 557,702  $1,146,537        N/A
Index Allocation Fund*                         52,642       3,199  $  91,845

U.S. Government Allocation Fund                42,041      66,425        N/A

* REPRESENTS THE PERIOD FROM JANUARY 1, 1998 TO MARCH 31, 1998.

  The registration fees paid on behalf of the Funds for the eleven months ended February 28, 1999 were as follows:

                                            REGISTRATION REGISTRATION REGISTRATION
                                                 FEES   FEES CLASS   FEES CLASS
FUND                                          CLASS A            B            C
-------------------------------------------------------------------------------
Asset Allocation Fund                       $  45,273   $  72,253    $   8,495
Index Allocation Fund                           8,044      10,631       13,306

U.S. Government Allocation Fund                16,735       8,044          N/A

  The registration fees paid on behalf of the Funds for the year ended March 31, 1998 were as follows:

                                            REGISTRATION REGISTRATION REGISTRATION
                                                 FEES   FEES CLASS   FEES CLASS
FUND                                          CLASS A            B            C
-------------------------------------------------------------------------------
Asset Allocation Fund                       $ 101,999   $  17,063          N/A
Index Allocation Fund*                          3,699       4,931    $   2,713

U.S. Government Allocation Fund                25,793      15,742          N/A

* REPRESENTS THE PERIOD FROM JANUARY 1, 1998 TO MARCH 31, 1998.

WAIVED FEES AND REIMBURSED EXPENSES
  All amounts shown as waived fees and reimbursed expenses on the Statement of Operations, for the eleven months ended February 28, 1999 and period ended March 31, 1998, were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of February 28, 1999, Stephens owned 141 shares of the Asset Allocation Fund, 241,364 shares of the Index Allocation Fund and 120 shares of the U.S. Government Allocation Fund.
  Stephens has retained approximately $4,412,758 as sales charges from the proceeds of Class A shares sold, $2,029,699 from the proceeds of Class B shares redeemed and $83,605 from the proceeds of Class C shares redeemed by the Company for the eleven months ended February 28, 1999. Wells Fargo Securities Inc., a subsidiary of WFB, received $3,174,895 as sales charges from

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

the proceeds of Class A shares sold, $785,202 from the proceeds of Class B shares redeemed and $0 from the proceeds of Class C shares redeemed by the Company for the eleven months ended February 28, 1999.

3. INVESTMENT PORTFOLIO TRANSACTIONS
  Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the eleven months ended February 28, 1999 were as follows:

AGGREGATE PURCHASES AND SALES

                                               PURCHASES AT         SALES
FUND                                                   COST      PROCEEDS
-------------------------------------------------------------------------
Asset Allocation Fund                          $518,226,797  $509,722,692
Index Allocation Fund                            21,171,526    18,775,233
U.S. Government Allocation Fund                  39,859,766    50,683,254

  Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the year ended March 31, 1998 were as follows:

AGGREGATE PURCHASES AND SALES

                                               PURCHASES AT         SALES
FUND                                                   COST      PROCEEDS
-------------------------------------------------------------------------
Asset Allocation Fund                          $741,595,736  $677,435,873
Index Allocation Fund*                            9,708,385       245,915
U.S. Government Allocation Fund                  34,456,430   103,419,336

* REPRESENTS THE PERIOD FROM JANUARY 1, 1998 TO MARCH 31, 1998.

4. CAPITAL SHARE TRANSACTIONS
  As of February 28, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of February 28, 1999, the Funds were each authorized to issue 500 million shares of $0.001 par value capital stock for each class of shares.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

  Capital share transactions for the Funds were as follow:

                                                                       ASSET ALLOCATION FUND
                                                    ----------------------------------------
                                                          FOR THE     FOR THE
                                                           ELEVEN        YEAR    FOR THE SIX
                                                     MONTHS ENDED       ENDED   MONTHS ENDED
                                                     FEBRUARY 28,   MARCH 31,      MARCH 31,
                                                             1999        1998           1997
--------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                3,967,005   5,404,941      2,045,161
  Shares issued in reinvestment of
    dividends -- Class A                                5,460,934   5,339,741      4,753,733
  Shares redeemed -- Class A                           (8,542,275) (9,806,181)    (5,260,733)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                 885,664     938,501      1,538,161
  Shares sold -- Class B                                9,161,518  10,545,390      2,222,248
  Shares issued in reinvestment of
    dividends -- Class B                                2,236,282   1,176,235        518,569
  Shares redeemed -- Class B                           (3,093,434) (1,371,398)      (419,149)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS B                                               8,304,366  10,350,227      2,321,668
  Shares sold -- Class C(1)                               648,391         N/A            N/A
  Shares issued in reinvestment of
    dividends -- Class C(1)                                35,062         N/A            N/A
  Shares redeemed -- Class C(1)                           (37,191)        N/A            N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS C(1)                                              646,262         N/A            N/A

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON APRIL 1, 1998.

NOTES TO FINANCIAL STATEMENTS                                   Allocation Funds
------------------------------------------------------------------------

                                                                           INDEX ALLOCATION FUND
                                                    --------------------------------------------
                                                                         FOR THE
                                                    FOR THE ELEVEN         THREE         FOR THE
                                                      MONTHS ENDED  MONTHS ENDED      YEAR ENDED
                                                      FEBRUARY 28,     MARCH 31,    DECEMBER 31,
                                                              1999          1998            1997
------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                   571,737       240,942         850,777
  Shares issued in reinvestment of
    dividends -- Class A                                   147,971         9,136         496,833
  Shares redeemed -- Class A                            (1,138,366)     (155,356)       (470,768)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                 (418,658)       94,722         876,842
  Shares sold -- Class B(1)                                415,134       133,842          18,462
  Shares issued in reinvestment of
    dividends -- Class B(1)                                 14,619             0               0
  Shares redeemed -- Class B(1)                            (48,393)            0               0
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS B(1)                                               381,360       133,842          18,462
  Shares sold -- Class C                                   860,963       283,850       1,061,333
  Shares issued in reinvestment of
    dividends -- Class C                                    66,796           554         164,916
  Shares redeemed -- Class C                              (641,920)      (96,724)       (255,583)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS C                                                  285,839       187,680         970,666

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

Allocation Funds                                   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

                                                                 U.S. GOVERNMENT ALLOCATION FUND
                                                    --------------------------------------------
                                                    FOR THE ELEVEN       FOR THE
                                                      MONTHS ENDED    YEAR ENDED     FOR THE SIX
                                                      FEBRUARY 28,     MARCH 31,    MONTHS ENDED
                                                              1999          1998  MARCH 31, 1997
------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                   591,991       846,076         231,132
  Shares issued in reinvestment of
    dividends -- Class A                                   183,684       251,276         151,317
  Shares redeemed -- Class A                            (1,324,622)   (1,591,400)     (1,126,961)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                 (548,947)     (494,048)       (744,512)
  Shares sold -- Class B                                   692,988       806,213         169,717
  Shares issued in reinvestment of
    dividends -- Class B                                    42,193        29,518          12,022
  Shares redeemed -- Class B                              (316,931)     (221,982)        (96,322)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS B                                                  418,250       613,749          85,417

INDEPENDENT AUDITORS' REPORT                                    Allocation Funds
------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
Stagecoach Funds, Inc.:

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Asset Allocation Fund, Index Allocation Fund, and U.S. Government Allocation Fund (three of the funds comprising Stagecoach Funds, Inc.) as of February 28, 1999, and the related statements of operations for the Asset Allocation Fund and U.S. Government Allocation Fund for the eleven months ended February 28, 1999, and the year ended March 31, 1998, and for the Index Allocation Fund for eleven months ended February 28, 1999 and the three months ended March 31, 1998, the statements of changes in net assets for the Asset Allocation Fund and U.S. Government Income Fund for the eleven months ended February 28, 1999, the year ended March 31, 1998, and the six months ended March 31, 1997, and for the Index Allocation Fund for the eleven months ended February 28, 1999, the three months ended March 31, 1998 and the year ended December 31, 1997 and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 1999, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of February 28, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

          [LOGO]

San Francisco, California
April 2, 1999

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
MTN               --   Medium Term Note
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

86